                       [HOTCHKIS AND WILEY FUNDS LOGO]

EQUITY INCOME FUND

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.

MID-CAP FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in stocks of domestic companies with market capitalizations between $750 million and $5 billion.

SMALL CAP FUND
Seeks capital appreciation. The Fund invests primarily in stocks of domestic companies with market capitalizations of $1 billion or less.

INTERNATIONAL FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

GLOBAL EQUITY FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in domestic and international equity securities.
BALANCED FUND
Seeks to preserve capital while producing a high total return. It is expected that the Fund's assets will be allocated among equity securities, fixed-income securities and money market obligations.

TOTAL RETURN BOND FUND
Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years.

LOW DURATION FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

SHORT-TERM
INVESTMENT FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year.

--------------------------------------------------------------------------------

                       [HOTCHKIS AND WILEY FUNDS LOGO]

   DEAR FELLOW SHAREHOLDERS:

We are pleased to present to you the semi-annual report of Hotchkis and Wiley Funds for the six months ended December 31, 1997. Investment commentary on the Funds and their strategies follows below:

EQUITY INCOME FUND
The Equity Income Fund's total return for the six months ended December 31, 1997 was 14.4% compared to the S&P 500 Index return of 10.7%. There was a dramatic rotation in market leadership away from the narrow set of stocks that had been driving performance over the past 2 1/2 years. Announcements by such companies as Coca-Cola, Microsoft and Gillette tempered Wall Street's enthusiasm for earnings growth expectations, prompting this rotation. In addition, concerns over the mounting Asian debt crisis caused investors to become increasingly defensive. The portfolio was well positioned to benefit from this breakdown of the market's mega-cap momentum run. Many of the areas of the market where we have identified valuation opportunities rebounded strongly as the market focused on the underlying intrinsic value of companies. Our returns came primarily from the finance, utilities, and consumer durables sectors of the market. Basic material companies were a slight negative during the six months, as they initially rose on strong profit announcements and then sold off on worries of overseas revenue exposure.

Utilities was the best performing sector of the equity market and the Fund during this period. Some of this gain was driven by a strong rally in the U.S. Treasury market as the 30 year bond closed the year with a yield of only 5.92% -- a full 1.24% below the yearly high in April. In addition to the interest rate move, utility stocks were supported by favorable resolution on deregulatory and stranded cost issues, moves toward consolidation, and investors' desire for stocks that are both isolated from the international turmoil and offer strong valuation characteristics.

The Fund remains most heavily weighted in the financial, utility and basic industry sectors of the market. We continue to find attractive opportunities within the electric utility group, and expect the recent outperformance of these stocks should continue. Similarly, the basic industry group appears cheap, particularly following the group's recent decline, as it bears the brunt of the Asian turmoil.

We believe the Fund is well situated to take advantage of an unsettled, richly valued market. We are paying less for earnings (13.9x vs. 20.7x) and receiving more in dividends (2.9% vs. 1.7%) than the average of companies in the S&P 500 Index. These key portfolio characteristics help control risk in a volatile market and provide a platform for outperformance as investors refocus on fundamental value. We continue to manage the portfolio by strict adherence to our investment disciplines, which emphasize these lower risk characteristics.

MID-CAP FUND
The Mid-Cap Fund return was 13.1% for the six-month period ended December 31, 1997 versus the Russell Mid-Cap Index return of 14.5%. Although mid cap stocks outpaced large cap stocks from July to September, the economic crisis in Asia in October hampered the performance of mid-cap stocks in the latter three months of 1997. In response to the Asian turmoil, investors took a defensive stance by shifting to large, well-established companies. This "flight to quality" triggered a sell-off of some mid-cap issues.

Long-term, we do not think this knee-jerk movement into the large capitalization stocks is well founded. Since large capitalization stocks have a much greater exposure to the international markets, their earnings may be more vulnerable to a global economic downturn than mid-cap stocks. Furthermore, mid-cap stocks, on average, have a higher long-term growth rate and are currently selling at discounted valuations to the larger capitalization group. As such, we believe there should be stocks in the mid-cap universe that command higher prices to reflect these growth opportunities.

SMALL CAP FUND
The Small Cap Fund exhibited a relatively strong performance over the last six months. The Fund outperformed the Russell 2000 Index by 4.02% with a return of 15.04% versus 11.03% for the Index. The strong results came primarily from the energy, finance, and basic industry sectors.

From July to September, we observed a pleasant reversal in the relative performance of small cap stocks. Investors shifted to small cap issues as signs of a slowdown in earnings growth from several widely held large cap companies began to surface. This period of relative outperformance, however, was curtailed by the stock market decline across the Far East in October. The resulting economic crisis in Asia reverberated to the U.S., causing the market to decline significantly. Although the market recovered substantially by the end of December, investors continued to maintain a defensive position and flocked to large, blue chip stocks as a safe haven from the economic uncertainties in Asia. As a result, the Russell 2000 Index underperformed the S&P 500 in the last three months of 1997, although overall the Russell 2000 Index outperformed the S&P 500 for the six-month period ended December 31, 1997 due to its strong initial results.

Since the Asian stock market turmoil, the valuation discount of small cap stocks relative to large cap stocks has widened considerably, once again creating a breadth of opportunities for investors. In the near-term, this unusual valuation spread between small cap stocks and large cap stocks may persist; however, once the impact of Asia's economic crisis is better understood by investors, we expect the small cap stocks as a group to appreciate in value in line with their estimated long-term growth rates. Furthermore, low interest rates in the U.S. should buoy the valuations of small cap stocks. We continue to hold a long-term view that the relative positions of small cap stocks will improve as investors recognize that strong growth found in small caps is not fully reflected in their share prices.

INTERNATIONAL FUND
Although in negative territory in the second half of 1997, the International Fund's return of -4.49% fared far better than both the EAFE and the Lipper International Indices of -8.36% and -6.57%, respectively. This six-month period encompassed the worst of last year's Asia meltdown, which sent shock waves throughout stock markets globally. The Asian effect also added momentum to the rising U.S. dollar, especially relative to Asian currencies. European currencies also lost ground. Uncertainty regarding the successful launch of the European Monetary Union next year and the credibility of the new European Central Bank has overshadowed many continental European currencies.

The Fund remained sheltered from the full extent of the bear market in Japan with a 12% average weighting in Japan (vs. 29% for the EAFE Index). The Japanese stock market declined by nearly 20% in yen terms, and by nearly 30% in U.S. dollar terms. Investors sold the market in response to the Japanese government's belated efforts to reverse an overly contractionary fiscal policy. Instability in Japan's major trading partners, especially Korea, has made recovery in Japanese real GDP growth all the more unlikely this year. Throughout this period of market weakness, the Fund has accumulated positions in stocks in the Japanese market trading at historically low valuation levels. We are finding the best opportunities in companies whose earnings are especially sensitive to the domestic economic cycle. The Fund's other significant Asian exposure is to Hong Kong, with an average 7% weighting vs. 3% for the EAFE Index. This overweight position hampered performance as the local market declined 30% in the period. As a result, we are even more bullish on Hong Kong stocks and the greater China economy. We have used this recent sell off to add to positions in the highest quality companies in the Fund.

European stocks, in general, delivered robust performance in the second half, seemingly unaffected by the crisis in Asia. Domestic currency depreciation versus the U.S. dollar and the pound sterling has provided an export boost to many countries. The Fund has approximately two thirds of its total assets invested in European and U.K. stocks. Encouragingly, many of the larger companies in Europe and the U.K. are restructuring in an effort to enhance shareholder returns in a benign environment for growth and inflation.

The Fund continues to seek areas of the international equity markets that offer the most promising upside potential. Many of the opportunities that have proliferated on our value screens are in the capital goods and basic materials sectors. In these sectors, share prices more than reflect the loss of orders or competitive threats stemming from the Asian turmoil.

GLOBAL EQUITY FUND
The Global Equity Fund performance of -4.03% did not keep pace with the MSCI World Index performance of 5.20% in the second half of 1997. Our bottom-up stock selection approach has resulted in market weightings that often vary dramatically from the Index. The screened list of stocks that meet our strict value-oriented criteria suggests significantly greater return potential in the European and Asian regions than in the U.S. As a result, the Fund held an average weighting of 26% in U.S. stocks (vs. nearly 50% for the MSCI World Index) and near the MSCI World Index weighting in Japan. The U.S. market shrugged off most ill effects from the Asian crisis and delivered another strong performance (gaining approximately 11% in six months, based on the S&P 500). This period encompassed the worst of last year's Asia meltdown, which sent shock waves throughout stock markets globally.

European stocks, in general, delivered robust performance in the second half, seemingly unaffected by the crisis in Asia. Domestic currency depreciation versus the U.S. dollar and the pound sterling has provided an export boost to many countries. The Fund had average weighting of approximately 48% in European stocks vs. 31% for the Index. Encouragingly, many of the larger companies in Europe and the U.K. are restructuring in an effort to enhance shareholder returns in a benign environment for growth and inflation.

In Japan, renewed economic stagnation and slow progress in the shaky finance sector made the environment for stocks extremely hostile. In U.S. dollar terms, Japanese market performance ranked near the bottom for the six months ended December 31, 1997. The Fund was not immune from the Asian economic and currency crisis, and had an average 9% exposure to Asian ex-Japan markets (Hong Kong, Malaysia and Singapore) versus 2% for the Index.

Our screens indicate more clearly than ever that upside potential (unadjusted for risk) is greatest in the most embattled areas of the global equity markets. The Fund's own characteristics relative to the benchmark also reinforce that statement. As of December 31, 1997, the Fund had a prospective price-to-earnings ratio and price-to-book value ratio of less than 60% of the World Index with a return on equity of 1.4x the Index. The Fund should benefit significantly from any improvement in the international markets (especially in Asia) and currencies relative to the U.S.

BALANCED FUND
The Balanced Fund produced a total return of 7.8% for the six months ended December 31, 1997. The current allocation of 40% equity and 60% fixed-income reflects our assessment of relative value in terms of risk versus prospective returns. Current income yield, derived from common stock dividends and fixed income interest, is 4.6%. This compares to a dividend yield of 1.7% on the S&P 500 Index.

The following table provides a historical perspective of our asset allocation strategy.
           ---------------------------------------------------------
 ASSET ALLOCATION SUMMARY

        Asset           Current        Average        Low Equity   High Equity
      Category          12/31/97   8/13/85-12/31/97    10/16/87      8/11/89
------------------------------------------------------------------------------
Equities                  40%            46%             27%           59%
Fixed-Income              60%            54%             73%           41%

Financial sector stocks made the greatest contribution to the Fund's equity portfolio returns during 1997 followed by utilities. Other economic sectors that had superior returns were healthcare, consumer durables and energy. Both basic industry and transportation lagged the general market for the year. We used price declines in metals, paper and wood product stocks as an opportunity to add positions during the most recent quarter. Additions were also made in the energy, capital spending and consumer durable sectors.

The fixed-income portfolio benefited from a strategic weighting of assets in investment-grade corporate securities, U.S. Government securities, mortgage-backed bonds and asset-backed securities. The fixed-income portfolio ended the year with an effective duration of 3.3 years, which is slightly above the Lehman Brothers Intermediate Govt./Corp. Index. The average credit quality of the Fund's fixed-income holdings remains AAA.

SHORT-TERM INVESTMENT FUND
LOW DURATION FUND
TOTAL RETURN BOND FUND
All three of the Hotchkis and Wiley fixed-income funds continued their record of strong performance during the six months ended December 31, 1997:

----------------------------------------------
Short-Term Investment Fund.............   3.1%
Merrill Lynch Six-Month Treasury Bill
  Index................................   2.7%
Low Duration Fund......................   3.8%
Merrill Lynch 1-3 Year Treasury
  Index................................   3.7%
Total Return Bond Fund.................   6.4%
Lehman Aggregate Index.................   6.4%
----------------------------------------------

The six months ended December 31,1997 proved to be very interesting for the fixed-income markets. The economy continued its exceptional growth rate, with annualized GDP advancing at a rate of 3.7% and the unemployment rate dropping to 4.7% from 5.0%. All the while, inflation was nowhere to be seen. Bond market participants were finally convinced that strong economic growth in and of itself would not necessarily increase inflation, and thus, not force the Federal Reserve to raise short-term rates. With this tail wind, the bond market was able to rally during the second half of 1997. The long end of the market outperformed relative to shorter maturities as is typical of a market that is decreasing its inflation expectations.

During this time, we began to restructure the portfolios as the fundamental environment changed. In the fourth quarter of the year we went from an overweight position in mortgages to an underweighting. The basis for this move was our concern that prepayment rates are potentially being underestimated, and that the market has not fully discounted this probability. We also began to upgrade the credit quality of the corporate holdings in anticipation that corporate earnings are exposed to downside pressure. The source of this pressure is the continued lack of pricing flexibility corporations are experiencing combined with increasing costs of business, especially with regard to employment costs.

Looking forward, we anticipate a subtle slowdown in the U.S. economy due to Asian economic turmoil. Most economies in Asia will be hamstrung by higher interest rates and restrictive fiscal policies, both designed to shore up weak capital reserve positions. We believe this slowdown will hamper U.S. exports. Importantly, weaker overseas currencies should have the effect of holding down domestic inflation. For these reasons, we are positive on the bond market, and look for interest rates to continue to lower levels.

We thank you for your continued investment in the Hotchkis and Wiley Funds. We look forward to serving your investment needs in the months and years ahead.

Sincerely,

Nancy D. Celick sig
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS:

  EQUITY INCOME FUND.....................................     1

  MID-CAP FUND...........................................     4

  SMALL CAP FUND.........................................     7

  INTERNATIONAL FUND.....................................     9

  GLOBAL EQUITY FUND.....................................    14

  BALANCED FUND..........................................    18

  TOTAL RETURN BOND FUND.................................    24

  LOW DURATION FUND......................................    27

  SHORT-TERM INVESTMENT FUND.............................    32

STATEMENT OF ASSETS AND LIABILITIES......................    36

STATEMENT OF OPERATIONS..................................    38

STATEMENT OF CHANGES IN NET ASSETS.......................    40

NOTES TO FINANCIAL STATEMENTS............................    44

FINANCIAL HIGHLIGHTS.....................................    49

                                      LOGO

                                      LOGO

                           (Intentionally Left Blank)

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 99.3%              Shares       Value
----------------------------------------------------------
AEROSPACE -- 2.5%
 ..........................................................
Northrop Grumman Corporation         24,000   $  2,760,000
 ..........................................................
Raytheon Company                      6,695        330,147
 ..........................................................
Rockwell International
  Corporation                        35,000      1,828,750
 ..................... .....................
                                               -----------
                                                 4,918,897
----------------------------------------------------------
APPAREL & TEXTILES -- 0.9%
 ..........................................................
Russell Corporation                  63,600      1,689,375
----------------------------------------------------------
AUTO-RELATED -- 1.6%
 ..........................................................
Dana Corporation                     61,000      2,897,500
 ..........................................................
Meritor Automotive, Inc.             11,666        245,715
 ..................... .....................
                                               -----------
                                                 3,143,215
----------------------------------------------------------
AUTOS & TRUCKS -- 8.0%
 ..........................................................
Chrysler Corporation                 53,000      1,864,937
 ..........................................................
Ford Motor Company                  155,000      7,546,563
 ..........................................................
General Motors Corporation          105,000      6,365,625
 ..................... .....................
                                               -----------
                                                15,777,125
----------------------------------------------------------
BANKS -- 8.0%
 ..........................................................
CoreStates Financial Corporation     33,000      2,642,062
 ..........................................................
First Chicago NBD Corporation        54,000      4,509,000
 ..........................................................
First Union Corporation              79,200      4,059,000
 ..........................................................
Fleet Financial Group, Inc.          20,000      1,498,750
 ..........................................................
KeyCorp                              30,000      2,124,375
 ..........................................................
NationsBank Corporation              15,000        912,188
 ..................... .....................
                                               -----------
                                                15,745,375
----------------------------------------------------------
BEVERAGES -- 0.6%
 ..........................................................
Anheuser-Busch Companies, Inc.       26,000      1,144,000
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 2.6%
 ..........................................................
Georgia-Pacific Corporation          19,900      1,208,925
 ..........................................................
Georgia-Pacific Corporation
  (Timber Group) #                   19,900        451,481
 ..........................................................
Weyerhaeuser Company                 71,000      3,483,438
 ..................... .....................
                                               -----------
                                                 5,143,844
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
BUILDING MATERIALS -- 0.3%
 ..........................................................
Hanson PLC ADR                       26,625   $    614,039
----------------------------------------------------------
CHEMICALS -- 2.6%
 ..........................................................
The Dow Chemical Company             30,000      3,045,000
 ..........................................................
Eastman Chemical Company             34,000      2,025,125
 ..................... .....................
                                               -----------
                                                 5,070,125
----------------------------------------------------------
CONGLOMERATES -- 1.2%
 ..........................................................
Tenneco, Inc.                        60,000      2,370,000
----------------------------------------------------------
CONSUMER PRODUCTS -- 1.0%
 ..........................................................
Tupperware Corporation               72,900      2,032,088
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 ..........................................................
Harsco Corporation                   43,000      1,854,375
----------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
 ..........................................................
Beneficial Corporation               39,000      3,241,875
 ..........................................................
Household International, Inc.        28,000      3,571,750
 ..........................................................
Transamerica Corporation             20,000      2,130,000
 ..................... .....................
                                               -----------
                                                 8,943,625
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.1%
 ..........................................................
Whirlpool Corporation                75,000      4,125,000
----------------------------------------------------------
INSURANCE -- 5.2%
 ..........................................................
American General Corporation         56,000      3,027,500
 ..........................................................
Lincoln National Corporation         30,000      2,343,750
 ..........................................................
Safeco Corporation                   50,000      2,437,500
 ..........................................................
St. Paul Companies, Inc.             24,000      1,969,500
 ..........................................................
TIG Holdings, Inc.                   15,600        517,725
 ..................... .....................
                                               -----------
                                                10,295,975
----------------------------------------------------------
LEISURE/TOYS -- 1.9%
 ..........................................................
Fortune Brands, Inc.                100,000      3,706,250
----------------------------------------------------------
MACHINERY -- 2.9%
 ..........................................................
Deere & Company                      34,000      1,982,625
 ..........................................................
New Holland N.V.                    140,000      3,701,250
 ..................... .....................
                                               -----------
                                                 5,683,875
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
METALS & MINING -- 3.3%
 ..........................................................
Aluminum Company of America          46,000   $  3,237,250
 ..........................................................
Reynolds Metals Company              52,000      3,120,000
 ..................... .....................
                                               -----------
                                                 6,357,250
----------------------------------------------------------
NATURAL GAS -- 1.1%
 ..........................................................
Eastern Enterprises                  48,000      2,160,000
----------------------------------------------------------
OIL -- DOMESTIC -- 7.0%
 ..........................................................
Atlantic Richfield Company           25,000      2,003,125
 ..........................................................
Occidental Petroleum Corporation    187,400      5,493,163
 ..........................................................
Phillips Petroleum Company           90,000      4,376,250
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                        59,000      1,880,625
 ..................... .....................
                                               -----------
                                                13,753,163
----------------------------------------------------------
PAPER -- 2.1%
 ..........................................................
International Paper Company          53,000      2,285,625
 ..........................................................
Union Camp Corporation               33,000      1,771,688
 ..................... .....................
                                               -----------
                                                 4,057,313
----------------------------------------------------------
POLLUTION CONTROL -- 2.8%
 ..........................................................
Browning-Ferris Industries, Inc.     58,263      2,155,731
 ..........................................................
Waste Management, Inc.              123,000      3,382,500
 ..................... .....................
                                               -----------
                                                 5,538,231
----------------------------------------------------------
RAILROADS -- 1.5%
 ..........................................................
Norfolk Southern Corporation         99,000      3,050,437
----------------------------------------------------------
RETAIL -- 4.6%
 ..........................................................
Intimate Brands, Inc.                54,000      1,299,375
 ..........................................................
J.C. Penney Company, Inc.            56,000      3,377,500
 ..........................................................
May Department Stores Company        40,000      2,107,500
 ..........................................................
Sears, Roebuck & Company             50,500      2,285,125
 ..................... .....................
                                               -----------
                                                 9,069,500
----------------------------------------------------------

----------------------------------------------------------
                                    Shares       Value
SAVINGS & LOANS -- 5.3%
 ..........................................................
Fannie Mae                           41,000   $  2,339,562
 ..........................................................
H.F. Ahmanson & Company              94,500      6,325,594
 ..........................................................
Washington Mutual, Inc.              26,900      1,716,556
 ..................... .....................
                                               -----------
                                                10,381,712
----------------------------------------------------------
STEEL -- 3.4%
 ..........................................................
Allegheny Teledyne, Inc.            145,000      3,751,875
 ..........................................................
USX-U.S. Steel Group, Inc.           95,000      2,968,750
 ..................... .....................
                                               -----------
                                                 6,720,625
----------------------------------------------------------
TOBACCO -- 4.8%
 ..........................................................
Gallaher Group PLC ADR #             80,000      1,710,000
 ..........................................................
Philip Morris Companies, Inc.       132,600      6,008,438
 ..........................................................
UST, Inc.                            48,000      1,773,000
 ..................... .....................
                                               -----------
                                                 9,491,438
----------------------------------------------------------
TRUCKING -- 0.9%
 ..........................................................
Ryder System, Inc.                   53,000      1,735,750
----------------------------------------------------------
UTILITY -- ELECTRIC -- 8.4%
 ..........................................................
CMS Energy Corporation               84,000      3,701,250
 ..........................................................
Central & South West Corporation     85,000      2,300,312
 ..........................................................
DTE Energy Company                   55,000      1,907,812
 ..........................................................
Illinova Corporation                130,000      3,501,875
 ..........................................................
PacifiCorp                           44,000      1,201,750
 ..........................................................
Public Service Enterprises Group,
  Inc.                               70,000      2,218,125
 ..........................................................
SCANA Corporation                    59,900      1,793,256
 ..................... .....................
                                               -----------
                                                16,624,380
----------------------------------------------------------
UTILITY -- TELEPHONE -- 7.3%
 ..........................................................
AT&T Corporation                    128,000      7,840,000
 ..........................................................
Alltel Corporation                   80,000      3,285,000
 ..........................................................
Bell Atlantic Corporation            35,328      3,214,848
 ..................... .....................
                                               -----------
                                                14,339,848
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                                 Value
----------------------------------------------------------
Total common stocks
  (cost $139,108,518)                         $195,536,830
----------------------------------------------------------
Other assets in excess of
  liabilities -- 0.7%                            1,359,808
 ..................... .....................
                                               -----------
Total net assets -- 100.0%                    $196,896,638
----------------------------------------------------------

ADR -- American Depository Receipts.

# Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND

       COMMON STOCK -- 98.4%          Shares       Value
-----------------------------------------------------------
APPAREL & TEXTILES -- 3.7%
 ...........................................................
Coats Viyella PLC ADR                  16,800    $   75,879
 ...........................................................
Russell Corporation                     4,700       124,844
 ...................... ......................     ---------
                                                    200,723
-----------------------------------------------------------
AUTO PARTS -- 1.4%
 ...........................................................
ITT Industries, Inc.                    2,400        75,300
-----------------------------------------------------------
AUTO-RELATED -- 4.1%
 ...........................................................
Dana Corporation                        1,000        47,500
 ...........................................................
Echlin, Inc.                            1,800        65,138
 ...........................................................
Lear Corporation #                      2,400       114,000
 ...................... ......................     ---------
                                                    226,638
-----------------------------------------------------------
BANKS -- 7.0%
 ...........................................................
Compass Bancshares, Inc.                1,150        50,312
 ...........................................................
First Commerce Bankshares, Inc.           400        26,900
 ...........................................................
First Union Corporation                   770        39,463
 ...........................................................
Union Planters Corporation              1,600       108,700
 ...........................................................
UnionBanCal Corporation                 1,500       161,250
 ...................... ......................     ---------
                                                    386,625
-----------------------------------------------------------
BEVERAGES -- 1.9%
 ...........................................................
Pernod Ricard ADR                       7,200       105,920
-----------------------------------------------------------
CHEMICALS -- 4.3%
 ...........................................................
DSM N.V. ADR                            3,500        79,936
 ...........................................................
Eastman Chemical Company                1,700       101,256
 ...........................................................
Wellman, Inc.                           2,800        54,600
 ...................... ......................     ---------
                                                    235,792
-----------------------------------------------------------
COMMERCIAL SERVICES -- 1.3%
 ...........................................................
Mac-Gray Corporation #                  4,600        71,875
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 1.7%
 ...........................................................
Groupe AB SA ADR #                     14,600        93,987
-----------------------------------------------------------

-----------------------------------------------------------
                                      Shares       Value
COMPUTERS -- 2.1%
 ...........................................................
Komag, Inc. #                           4,400    $   65,450
 ...........................................................
Quantum Corporation #                   2,600        52,163
 ...................... ......................     ---------
                                                    117,613
-----------------------------------------------------------
CONSUMER PRODUCTS -- 2.9%
 ...........................................................
The Dial Corporation                      600        12,487
 ...........................................................
Tupperware Corporation                  5,200       144,950
 ...................... ......................     ---------
                                                    157,437
-----------------------------------------------------------
CONTAINERS -- 3.5%
 ...........................................................
Ball Corporation                        2,400        84,750
 ...........................................................
Crown Cork & Seal Company, Inc.         2,100       105,262
 ...................... ......................     ---------
                                                    190,012
-----------------------------------------------------------
ELECTRIC PRODUCTS -- 2.0%
 ...........................................................
UCAR International, Inc. #              2,700       107,831
-----------------------------------------------------------
ELECTRONICS -- 3.4%
 ...........................................................
Avnet, Inc.                             1,100        72,600
 ...........................................................
EG&G, Inc.                              1,000        20,813
 ...........................................................
Princeton Video Image, Inc. #          10,200        95,625
 ...................... ......................     ---------
                                                    189,038
-----------------------------------------------------------
FOODS -- 1.1%
 ...........................................................
Dean Foods Company                      1,000        59,500
-----------------------------------------------------------
HEALTHCARE -- DRUGS -- 1.5%
 ...........................................................
Bergen Brunswig Corporation --
  Class A                               1,750        73,719
 ...........................................................
McKesson Corporation                      100        10,819
 ...................... ......................     ---------
                                                     84,538
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 0.9%
 ...........................................................
Foundation Health Systems, Inc. --
  Class A #                             2,200        49,225
-----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.1%
 ...........................................................
Whirlpool Corporation                   2,100       115,500
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
INSURANCE -- 5.3%
 ...........................................................
Harleysville Group, Inc.                3,400    $   81,600
 ...........................................................
IPC Holdings Limited                    3,000        96,563
 ...........................................................
Ohio Casualty Corporation               1,200        53,550
 ...........................................................
St. Paul Companies, Inc.                  700        57,444
 ...................... ......................     ---------
                                                    289,157
-----------------------------------------------------------
MACHINERY -- 2.0%
 ...........................................................
New Holland N.V.                        4,100       108,394
-----------------------------------------------------------
METALS & MINING -- 1.9%
 ...........................................................
Reynolds Metals Company                 1,700       102,000
-----------------------------------------------------------
NATURAL GAS -- 1.9%
 ...........................................................
Equitable Resources, Inc.               1,400        49,525
 ...........................................................
MCN Energy Group, Inc.                  1,300        52,488
 ...................... ......................     ---------
                                                    102,013
-----------------------------------------------------------
OIL -- DOMESTIC -- 1.8%
 ...........................................................
Phillips Petroleum Company              2,000        97,250
-----------------------------------------------------------
OIL -- EQUIPMENT -- 0.3%
 ...........................................................
Bayard Drilling Technologies, Inc. #    1,000        16,250
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 2.6%
 ...........................................................
Pioneer Natural Resources Company       4,100       118,644
 ...........................................................
TransCoastal Marine Services, Inc.
  #                                     1,800        25,650
 ...................... ......................     ---------
                                                    144,294
-----------------------------------------------------------
OIL & GAS SERVICES -- 1.8%
 ...........................................................
Friede Goldman International, Inc. #    1,400        41,825
 ...........................................................
Tidewater, Inc.                         1,000        55,125
 ...................... ......................     ---------
                                                     96,950
-----------------------------------------------------------
OIL REFINING & MARKETING -- 0.9%
 ...........................................................
Valero Energy Corporation               1,600        50,300
-----------------------------------------------------------
PAPER -- 3.0%
 ...........................................................
Chesapeake Corporation                  2,400        82,500
 ...........................................................
Consolidated Papers, Inc.               1,500        80,062
 ...................... ......................     ---------
                                                    162,562
-----------------------------------------------------------

-----------------------------------------------------------
                                      Shares       Value
PROFESSIONAL SERVICES -- 1.5%
 ...........................................................
Olsten Corporation                      5,600    $   84,000
-----------------------------------------------------------
REAL ESTATE INVESTMENT & MANAGEMENT -- 0.5%
 ...........................................................
Trammell Crow Company #                 1,100        28,325
-----------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
 ...........................................................
Redwood Trust, Inc.                     4,400        89,650
-----------------------------------------------------------
RETAIL -- 2.9%
 ...........................................................
Family Dollar Stores, Inc.              2,150        63,022
 ...........................................................
Intimate Brands, Inc.                   4,050        97,453
 ...................... ......................     ---------
                                                    160,475
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.7%
 ...........................................................
AutoZone, Inc. #                        1,350        39,150
-----------------------------------------------------------
SAVINGS & LOANS - 3.0%
 ...........................................................
Charter One Financial, Inc.             1,260        79,537
 ...........................................................
Washington Federal, Inc.                2,730        85,824
 ...................... ......................     ---------
                                                    165,361
-----------------------------------------------------------
STEEL -- 5.5%
 ...........................................................
AK Steel Holding Corporation            6,000       106,125
 ...........................................................
Lukens, Inc.                            3,000        85,687
 ...........................................................
USX - U.S. Steel Group, Inc.            3,600       112,500
 ...................... ......................     ---------
                                                    304,312
-----------------------------------------------------------
TOBACCO -- 1.4%
 ...........................................................
Universal Corporation                   1,800        74,025
-----------------------------------------------------------
TRANSPORTATION -- AIR -- 1.7%
 ...........................................................
ASA Holdings, Inc.                      3,200        91,000
-----------------------------------------------------------
TRANSPORTATION -- MARINE -- 1.5%
 ...........................................................
Teekay Shipping Corporation             2,400        80,550
-----------------------------------------------------------
TRAVEL & RECREATION -- 7.1%
 ...........................................................
American Coin Merchandising, Inc. #     6,800       119,850
 ...........................................................
Galileo International, Inc.             5,400       149,175
 ...........................................................
Royal Caribbean Cruises, Ltd.           2,300       122,619
 ...................... ......................     ---------
                                                    391,644
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
TRUCKING -- 1.0%
 ...........................................................
Ryder System, Inc.                      1,700    $   55,675
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 3.6%
 ...........................................................
DTE Energy Company                      1,500        52,031
 ...........................................................
Illinova Corporation                    3,600        96,975
 ...........................................................
Montana Power Company                   1,600        50,900
 ...................... ......................     ---------
                                                    199,906
-----------------------------------------------------------
Total common stock
  (cost $5,148,235)                               5,400,797
-----------------------------------------------------------
VARIBLE RATE
DEMAND NOTES*                        Principal
 -- 5.2%                              Amount
-----------------------------------------------------------
Pitney Bowes, Inc., 5.3276%          $124,836       124,836
 ...........................................................
Warner-Lambert Co., 5.4890%           161,091       161,091
 ...................... ......................     ---------
Total variable rate demand notes                    285,927
  (cost $285,927)
-----------------------------------------------------------
Total investments -- 103.6% (cost
  $5,434,162)                                     5,686,724
 ...........................................................
Liabilities in excess of other
  assets -- (3.6)%                                 (195,972)
 ...................... ......................     ---------
Total net assets -- 100.0%                       $5,490,752
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.

ADR -- American Depository Receipts.

# Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

      COMMON STOCKS-- 95.4%          Shares        Value
-----------------------------------------------------------
AEROSPACE -- 3.4%
 ...........................................................
AVTEAM, Inc. #                       235,900    $ 2,093,613
-----------------------------------------------------------
BUILDING MATERIALS -- 1.3%
 ...........................................................
NCI Building Systems, Inc. #          21,700        770,350
-----------------------------------------------------------
CHEMICALS -- 2.7%
 ...........................................................
The Carbide/Graphite Group, Inc. #    49,600      1,674,000
-----------------------------------------------------------
COMMERCIAL SERVICES -- 4.1%
 ...........................................................
FirstService Corporation #           128,100        960,750
 ...........................................................
Mac-Gray Corporation #                99,700      1,557,813
 ..................... ......................     ----------
                                                  2,518,563
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 4.2%
 ...........................................................
Groupe AB SA ADR #                   338,900      2,186,090
 ...........................................................
VTEL Corporation #                    56,000        343,000
 ..................... ......................     ----------
                                                  2,529,090
-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT/MANUFACTURERS -- 0.9%
 ...........................................................
Channell Commercial Corporation #     45,200        565,000
-----------------------------------------------------------
COMPUTERS -- 6.8%
 ...........................................................
Hutchinson Technology, Inc. #         65,600      1,435,000
 ...........................................................
MICROS Systems, Inc. #                59,500      2,677,500
 ..................... ......................     ----------
                                                  4,112,500
-----------------------------------------------------------
COMPUTER SERVICES -- 1.0%
 ...........................................................
AMX Corporation #                     40,000        230,000
 ...........................................................
Princeton Video Image, Inc. #         38,900        364,688
 ...........................................................
Structural Dynamics Research
  Corporation #                          825         18,563
 ..................... ......................     ----------
                                                    613,251
-----------------------------------------------------------
ELECTRONICS -- 4.3%
 ...........................................................
Stoneridge, Inc. #                   164,300      2,628,800
-----------------------------------------------------------
HEALTHCARE -- MISCELLANEOUS -- 0.6%
 ...........................................................
Healthcare Services Group, Inc. #     29,000        366,125
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 1.5%
 ...........................................................
Integrated Health Services, Inc.      29,500        922,825
-----------------------------------------------------------

-----------------------------------------------------------
                                     Shares        Value
INSURANCE -- 9.7%
 ...........................................................
ESG Re Limited #                      79,100    $ 1,858,850
 ...........................................................
FPIC Insurance Group, Inc. #          36,100      1,051,413
 ...........................................................
Liberty Corporation                   13,100        612,425
 ...........................................................
Mutual Risk Management Ltd.           53,800      1,610,638
 ...........................................................
Philadelphia Consolidated Holding
  Corporation #                       34,000        603,500
 ...........................................................
Stirling Cooke Brown Holdings
  Limited #                            7,300        178,850
 ..................... ......................     ----------
                                                  5,915,676
-----------------------------------------------------------
MACHINERY -- 4.6%
 ...........................................................
Denison International PLC ADR #      117,000      2,018,250
 ...........................................................
Gleason Corporation                   28,800        775,800
 ..................... ......................     ----------
                                                  2,794,050
-----------------------------------------------------------
METALS & MINING -- 1.6%
 ...........................................................
Commonwealth Industries, Inc.         19,500        282,750
 ...........................................................
Northwest Pipe Company #              28,900        693,600
 ..................... ......................     ----------
                                                    976,350
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 6.2%
 ...........................................................
Abraxas Petroleum Corporation #       83,100      1,225,725
 ...........................................................
Nuevo Energy Company #                19,800        806,700
 ...........................................................
TransCoastal Marine Services,
  Inc. #                              22,700        323,475
 ...........................................................
Trico Marine Services, Inc. #         48,000      1,410,000
 ..................... ......................     ----------
                                                  3,765,900
-----------------------------------------------------------
OIL & GAS DRILLING -- 2.0%
 ...........................................................
Coho Energy, Inc. #                  134,000      1,222,750
-----------------------------------------------------------
REAL ESTATE INVESTMENT & MANAGEMENT -- 0.6%
 ...........................................................
Trammell Crow Company #               13,900        357,925
-----------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 4.5%
 ...........................................................
Brandywine Realty Trust               27,900        700,988
 ...........................................................
Redwood Trust, Inc.                   99,200      2,021,200
 ..................... ......................     ----------
                                                  2,722,188
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Shares        Value
-----------------------------------------------------------
RETAIL -- 1.2%
 ...........................................................
Intimate Brands, Inc.                 30,000    $   721,875
-----------------------------------------------------------
RETAIL -- FOOD CHAINS -- 5.0%
 ...........................................................
Dominick's Supermarkets, Inc. #       83,300      3,040,450
-----------------------------------------------------------
RETAIL -- JEWELRY -- 6.5%
 ...........................................................
Finlay Enterprises, Inc. #            30,000        682,500
 ...........................................................
Friedman's, Inc. #                   215,000      2,929,375
 ...........................................................
Marks Brothers Jewelers, Inc. #       22,500        371,250
 ..................... ......................     ----------
                                                  3,983,125
-----------------------------------------------------------
SAVINGS & LOANS -- 2.6%
 ...........................................................
Coastal Bancorp, Inc.                 25,000        871,875
 ...........................................................
Poughkeepsie Financial
  Corporation                         60,000        697,500
 ..................... ......................     ----------
                                                  1,569,375
-----------------------------------------------------------
SECURITY SERVICES -- 1.4%
 ...........................................................
Wackenhut Corporation                 39,000        823,875
-----------------------------------------------------------
STEEL -- 1.7%
 ...........................................................
Lukens, Inc.                          36,200      1,033,963
-----------------------------------------------------------
STEEL FABRICATOR -- 2.3%
 ...........................................................
Citation Corporation #                48,410        786,663
 ...........................................................
WHX Corporation #                     49,100        583,063
 ..................... ......................     ----------
                                                  1,369,726
-----------------------------------------------------------

-----------------------------------------------------------
                                     Shares        Value
TRANSPORTATION -- AIR FREIGHT -- 2.9%
 ...........................................................
AirNet Systems, Inc. #                82,900    $ 1,782,350
-----------------------------------------------------------
TRANSPORTATION -- MARINE -- 0.6%
 ...........................................................
Teekay Shipping Corporation           10,500        352,406
-----------------------------------------------------------
TRAVEL & RECREATION -- 10.2%
 ...........................................................
Alliance Communications
  Corporation #                       96,000      1,224,000
 ...........................................................
American Coin Merchandising, Inc. #  181,600      3,200,700
 ...........................................................
Playboy Enterprises, Inc. #          112,000      1,757,000
 ..................... ......................     ----------
                                                  6,181,700
-----------------------------------------------------------
TRUCKING -- 1.0%
 ...........................................................
Allied Holdings, Inc. #               31,200        596,700
 ..................... ......................     ----------
Total common stocks                              58,004,501
  (cost $54,959,435)
 ...........................................................
Other assets in excess of                         2,803,477
  liabilities -- 4.6%
 ..................... ......................     ----------
Total net assets -- 100.0%                      $60,807,978
-----------------------------------------------------------

ADR -- American Depository Receipts.

# Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 92.7%
------------------------------------------------------------
AUSTRALIA -- 2.7%                     Shares           Value
------------------------------------------------------------
BANKS -- 1.7%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.              2,604,700    $ 17,208,938
------------------------------------------------------------
BUILDING MATERIALS -- 0.5%
 ............................................................
Pioneer International, Ltd.        1,916,550       5,232,299
------------------------------------------------------------
INSURANCE -- 0.5%
 ............................................................
GIO Australia Holdings, Ltd.       2,219,218       5,672,528
 ..................... ......................     -----------
Total Australia                                   28,113,765
------------------------------------------------------------
AUSTRIA -- 0.7%
------------------------------------------------------------
STEEL -- 0.7%
 ............................................................
Boehler-Uddeholm AG                  117,000       6,848,436
 ..................... ......................     -----------
Total Austria                                      6,848,436
------------------------------------------------------------
CANADA -- 5.4%
------------------------------------------------------------
BANKS -- 2.2%
 ............................................................
Bank of Nova Scotia                  190,038       8,944,011
 ............................................................
Canadian Imperial Bank of
  Commerce                           458,180      14,279,904
 ..................... ......................     -----------
                                                  23,223,915
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.4%
 ............................................................
Imasco, Ltd.                         402,400      14,200,500
------------------------------------------------------------
METALS & MINERALS -- 0.9%
 ............................................................
Noranda, Inc.                        549,705       9,449,723
------------------------------------------------------------
RAILROADS -- 0.9%
 ............................................................
Canadian National Railway
  Company                            201,000       9,452,908
 ..................... ......................     -----------
Total Canada                                      56,327,046
------------------------------------------------------------
DENMARK -- 0.8%
------------------------------------------------------------
BANKS -- 0.8%
 ............................................................
BG Bank A/S                          122,775       8,266,035
 ..................... ......................     -----------

Total Denmark                                      8,266,035
------------------------------------------------------------
FINLAND -- 2.3%                       Shares           Value
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.3%
 ............................................................
UPM-Kymmene Corporation OY           683,600    $ 13,683,338
------------------------------------------------------------
MACHINERY -- 0.3%
 ............................................................
The Rauma Group OY                   179,950       2,808,887
------------------------------------------------------------
MANUFACTURING -- 0.7%
 ............................................................
Metra Oy                             314,215       7,385,849
 ..................... ......................     -----------
Total Finland                                     23,878,074
------------------------------------------------------------
FRANCE -- 7.6%
------------------------------------------------------------
BANKS -- 1.4%
 ............................................................
Societe Generale                     110,910      15,117,734
------------------------------------------------------------
BEVERAGES -- 1.7%
 ............................................................
Pernod-Ricard SA                     295,093      17,364,581
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.3%
 ............................................................
LaFarge SA                           208,925      13,714,490
------------------------------------------------------------
OIL & GAS -- 1.0%
 ............................................................
Elf Aquitaine SA                      88,000      10,239,597
------------------------------------------------------------
STEEL -- 0.8%
 ............................................................
Usinor Sacilor SA                    561,930       8,117,160
------------------------------------------------------------
TOBACCO -- 1.4%
 ............................................................
SEITA SA                             413,903      14,861,220
 ..................... ......................     -----------
Total France                                      79,414.782
------------------------------------------------------------
GERMANY -- 4.1%
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Commerzbank AG                       485,960      19,135,231
------------------------------------------------------------
BUILDING MATERIALS -- 1.0%
 ............................................................
Dyckerhoff AG                         38,310      10,120,587
------------------------------------------------------------
CHEMICALS -- 0.7%
 ............................................................
Bayer AG                             185,000       6,914,184
------------------------------------------------------------
MANUFACTURING -- 0.6%
 ............................................................
Buderus AG                            13,500       6,051,579
 ..................... ......................     -----------
Total Germany                                     42,221.581
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                    Shares         Value
------------------------------------------------------------
HONG KONG -- 7.6%
------------------------------------------------------------
BANKS -- 0.9%
 ............................................................
HSBC Holdings PLC                    372,800    $  9,189,770
------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.5%
 ............................................................
Swire Pacific Ltd.                 2,913,000      15,978,087
------------------------------------------------------------
PRINTING & PUBLISHING -- 0.4%
 ............................................................
South China Morning Post
  (Holdings), Ltd.                 6,625,000       4,659,912
------------------------------------------------------------
RETAIL -- SPECIALTY -- 0.3%
 ............................................................
Dickson Concepts International,
  Ltd.                             2,432,000       3,546,805
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 2.2%
 ............................................................
Hang Lung Development Company      7,409,000      10,423,920
 ............................................................
New World Development Co., Ltd.    3,525,000      12,192,402
 ..................... ......................      ----------
                                                  22,616,322
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.5%
 ............................................................
China Light & Power Company,
  Ltd. #                           2,729,500      15,147,708
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.8%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                             3,807,200       7,837,215
 ..................... ......................     -----------
Total Hong Kong                                   78,975,819
------------------------------------------------------------
IRELAND -- 1.4%
------------------------------------------------------------
PAPER -- 1.4%
 ............................................................
Jefferson Smurfit Group PLC        5,087,000      14,356,293
 ..................... ......................     -----------
Total Ireland                                     14,356,293
------------------------------------------------------------
ITALY -- 2.0%
------------------------------------------------------------
ENGINEERING &
  CONSTRUCTION -- 0.4%
 ............................................................
Danieli & Company                  1,236,000       4,446,253
------------------------------------------------------------
OIL & GAS -- 1.6%
 ............................................................
ENI                                2,889,750      16,393,808
 ..................... ......................     -----------
Total Italy                                       20,840,061
------------------------------------------------------------

------------------------------------------------------------
                                    Shares         Value
JAPAN -- 10.4%
------------------------------------------------------------
AUTOS & TRUCKS -- 1.1%
 ............................................................
Nissan Motor Company, Ltd.         1,307,000    $  5,428,196
 ............................................................
Suzuki Motor Corporation             647,000       5,871,817
 ..................... ......................     -----------
                                                  11,300,013
------------------------------------------------------------
CHEMICALS -- PLASTICS -- 1.0%
 ............................................................
Sekisui Chemical Co., Ltd.         2,056,000      10,483,899
------------------------------------------------------------
ELECTRICAL MACHINERY -- 1.9%
 ............................................................
Nichicon Corporation               1,059,000       9,855,247
 ............................................................
Sony Corporation                      99,400       8,868,100
 ............................................................
Sony Music Entertainment (Japan)
  Inc.                                36,400       1,343,782
 ..................... ......................     -----------
                                                  20,067,129
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.3%
 ............................................................
Nintendo Co., Ltd.                   133,900      13,181,862
------------------------------------------------------------
FINANCIAL SERVICES -- 1.6%
 ............................................................
Promise Company, Ltd.                307,670      17,132,073
------------------------------------------------------------
IRON/STEEL -- 0.8%
 ............................................................
Yodogawa Steel Works               1,911,000       7,804,434
------------------------------------------------------------
MANUFACTURING -- 1.9%
 ............................................................
Kyocera Corporation                  324,200      14,761,175
 ............................................................
NSK Limited                        1,898,000       4,744,230
 ..................... ......................     -----------
                                                  19,505,405
------------------------------------------------------------
MEDICAL LABORATORIES -- 0.0%
 ............................................................
SRL Inc.                              34,000         183,047
------------------------------------------------------------
RESTAURANTS -- 0.3%
 ............................................................
MOS Food Services                    269,000       3,124,032
------------------------------------------------------------
TRANSPORTATION EQUIPMENT -- 0.5%
 ............................................................
Koito Manufacturing Co., Ltd.      1,414,000       5,655,083
 ..................... ......................     -----------
Total Japan                                      108,436,977
------------------------------------------------------------
MALAYSIA -- 0.8%
------------------------------------------------------------
TRAVEL & RECREATION -- 0.6%
 ............................................................
Genting Berhad                     2,377,700       5,955,907
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                    Shares         Value
------------------------------------------------------------
TRUCKING & SHIPPING -- 0.2%
 ............................................................
Malaysia International Shipping
  Berhad                           1,702,000    $  2,492,416
 ..................... ......................     -----------
Total Malaysia                                     8,448,323
------------------------------------------------------------
NETHERLANDS -- 6.8%
------------------------------------------------------------
BANKS -- 2.5%
 ............................................................
ABN Amro Holding N.V.                550,000      10,716,610
 ............................................................
ING Groep N.V.                       351,560      14,809,996
 ..................... ......................     -----------
                                                  25,526,606
------------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
Akzo Nobel N.V.                       96,275      16,602,847
------------------------------------------------------------
CONSTRUCTION & HOUSING -- 0.7%
 ............................................................
Hollandsche Beton Groep N.V.         381,500       7,094,691
------------------------------------------------------------
INSURANCE -- 0.7%
 ............................................................
Fortis Amev N.V.                     173,191       7,552,230
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
 ............................................................
Koninklije PTT Nederland N.V.        331,530      13,835,371
 ..................... ......................     -----------
Total Netherlands                                 70,611,745
------------------------------------------------------------
NEW ZEALAND -- 0.5%
------------------------------------------------------------
BUILDING MATERIALS -- 0.5%
 ............................................................
Fletcher Challenge Building        2,731,740       5,583,412
 ..................... ......................     -----------
Total New Zealand                                  5,583,412
------------------------------------------------------------
NORWAY -- 2.4%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 ............................................................
Kvaerner ASA - Class A               181,525       9,258,227
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.5%
 ............................................................
Nycomed ASA - Class B #              434,463      15,793,964
 ..................... ......................     -----------
Total Norway                                      25,052,191
------------------------------------------------------------

------------------------------------------------------------
                                    Shares         Value
SINGAPORE -- 1.8%
------------------------------------------------------------
BEVERAGES -- 0.6%
 ............................................................
Fraser & Neave Ltd.                1,377,000    $  5,965,851
------------------------------------------------------------
DIVERSIFIED INDUSTRIES -- 1.2%
 ............................................................
Jardine Matheson Holdings, Ltd.    2,436,600      12,426,660
 ..................... ......................     -----------
Total Singapore                                   18,392,511
------------------------------------------------------------
SPAIN -- 3.6%
------------------------------------------------------------
BANKS -- 1.4%
 ............................................................
Banco Santander SA                   423,000      14,126,328
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.4%
 ............................................................
Repsol SA                            353,375      15,070,246
------------------------------------------------------------
TELECOMMUNICATIONS -- 0.8%
 ............................................................
Telefonica de Espana SA              290,000       8,276,723
 ..................... ......................     -----------
Total Spain                                       37,473,297
------------------------------------------------------------
SWEDEN -- 1.8%
------------------------------------------------------------
APPLIANCES -- 1.2%
 ............................................................
Electrolux AB - Class B              185,870      12,907,701
------------------------------------------------------------
DIVERSIFIED -- 0.6%
 ............................................................
Marieberg Tidnings AB -- Class A     263,000       6,165,335
 ..................... ......................     -----------
Total Sweden                                      19,073,036
------------------------------------------------------------
SWITZERLAND -- 7.3%
------------------------------------------------------------
BUILDING MATERIALS -- 0.7%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                         5,080       6,756,843
------------------------------------------------------------
FOOD PRODUCERS -- 1.6%
 ............................................................
Nestle SA "registered"                11,037      16,564,380
------------------------------------------------------------
INSURANCE -- 2.1%
 ............................................................
Swiss Reinsurance Co.
  "registered"                        11,900      22,289,793
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.3%
 ............................................................
SIG Schweizerische Industrie --
  Gesellschaft Holding AG              5,358      14,694,035
 ............................................................
Sulzer AG "registered" (P.C.)         14,750       9,364,431
 ..................... ......................     -----------
                                                  24,058,466
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                    Shares         Value
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 0.6%
 ............................................................
Novartis AG "registered"               3,520    $  5,719,649
 ............................................     -----------
Total Switzerland                                 75,389,131
------------------------------------------------------------
UNITED KINGDOM -- 22.7%
------------------------------------------------------------
APPAREL & TEXTILES -- 1.1%
 ............................................................
Coats Viyella PLC                  7,665,850      11,541,251
------------------------------------------------------------
BANKS -- 2.4%
 ............................................................
Abbey National PLC                   395,309       6,823,130
 ............................................................
National Westminster Bank PLC      1,075,300      17,861,068
 ..................... ......................     -----------
                                                  24,684,198
------------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 ............................................................
Hanson PLC                         2,830,597      12,691,589
------------------------------------------------------------
BUSINESS SERVICES -- 1.0%
 ............................................................
Lex Service PLC                    1,367,300      10,495,108
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.0%
 ............................................................
BTR PLC                            4,763,600      14,617,920
 ............................................................
Harrisons & Crosfield PLC          3,023,200       6,964,122
 ............................................................
Tomkins PLC                        1,951,200       9,117,832
 ..................... ......................     -----------
                                                  30,699,874
------------------------------------------------------------
FOOD & BEVERAGES -- 1.7%
 ............................................................
Allied Domecq PLC                  1,955,930      17,700,578
------------------------------------------------------------
FOOD PRODUCERS -- 1.5%
 ............................................................
Hillsdown Holdings PLC             4,005,500       9,787,114
 ............................................................
Tate & Lyle PLC                      666,200       5,502,750
 ..................... ......................     -----------
                                                  15,289,864
------------------------------------------------------------
INSURANCE -- 1.4%
 ............................................................
Commercial Union PLC               1,008,700      14,904,240
------------------------------------------------------------
MANUFACTURING -- 2.2%
 ............................................................
Cookson Group PLC                  4,574,400      14,714,732
 ............................................................
De La Rue PLC                      1,273,500       8,297,500
 ..................... ......................     -----------
                                                  23,012,582
------------------------------------------------------------

------------------------------------------------------------
                                    Shares         Value
RETAIL -- 1.5%
 ............................................................
Safeway PLC                        2,655,250    $ 15,085,542
------------------------------------------------------------
TOBACCO -- 1.6%
 ............................................................
B.A.T. Industries PLC              1,800,000      16,422,736
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.9%
 ............................................................
Energy Group PLC                     513,610       5,700,158
 ............................................................
Powergen PLC                       1,080,000      14,127,403
 ..................... ......................     -----------
                                                  19,827,561
------------------------------------------------------------
UTILITY -- GAS -- 0.5%
 ............................................................
BG PLC                             1,235,294       5,569,195
------------------------------------------------------------
UTILITY -- WATER -- 1.7%
 ............................................................
Hyder PLC                          1,129,000      17,944,962
 ..................... ......................     -----------
Total United Kingdom                             235,869,280
 ............................................................
Total common stocks                              963,571,795
  (cost $890,060,232)
------------------------------------------------------------

SHORT-TERM INVESTMENTS          Principal
-- 7.7%                          Amount
-----------------------------------------------------------
COMMERCIAL PAPER -- 7.7%
-----------------------------------------------------------
Bombardier, Inc.
  6.15%, 1/07/1998             $30,000,000       29,969,250
 ...........................................................
British Columbia
  6.30%, 1/12/1998              20,000,000       19,961,500
 ...........................................................
Conagra, Inc.
  5.97%, 1/14/1998              20,000,000       19,956,883
 ...........................................................
Texas Utilities Company
  6.20%, 1/08/1998              10,000,000        9,987,944
 .................... .....................
                                                -----------
                                                 79,875,577
-----------------------------------------------------------
CASH EQUIVALENTS -- 0.9%            Shares
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              9,798,656        9,798,656
 .................... ......................................
Total short-term investments
  (cost $89,674,233)                             89,674,233
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                                 Value
-----------------------------------------------------------
Total investments -- 100.8%
  (cost $979,738,465)                        $1,053,246,028
 ...........................................................
Liabilities in excess of
  other assets -- (0.8)%                        (14,015,957)
 .................... .....................
                                                -----------
Total net assets -- 100.0%                   $1,039,230,071
-----------------------------------------------------------

# Non-income producing security.

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

COMMON STOCKS -- 97.7%
------------------------------------------------------------
AUSTRALIA -- 2.3%                       Shares         Value
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Australia & New Zealand Banking
  Group, Ltd.                           10,720    $   70,826
 ............................................................
INSURANCE -- 1.0%
 ............................................................
Reinsurance Australia Corporation       20,200        52,646
 ...................... .......................     ---------
Total Australia                                      123,472
------------------------------------------------------------
CANADA -- 1.0%
------------------------------------------------------------
METALS & MINERALS -- 1.0%
 ............................................................
Noranda, Inc.                            2,915        50,111
 ...................... .......................     ---------
Total Canada                                          50,111
------------------------------------------------------------
DENMARK -- 0.4%
------------------------------------------------------------
BANKS -- 0.4%
 ............................................................
BG Bank A/S                                295        19,861
 ...................... .......................     ---------
Total Denmark                                         19,861
------------------------------------------------------------
FINLAND -- 2.4%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.3%
 ............................................................
UPM-Kymmene Corporation OY               3,365        67,356
------------------------------------------------------------
MACHINERY -- 0.4%
 ............................................................
The Rauma Group OY                       1,356        21,166
------------------------------------------------------------
MANUFACTURING -- 0.7%
 ............................................................
Metra OY                                 1,650        38,784
 ...................... .......................     ---------
Total Finland                                        127,306
------------------------------------------------------------
FRANCE -- 6.1%
------------------------------------------------------------
BANKS -- 1.4%
 ............................................................
Societe Generale                           540        73,605
------------------------------------------------------------
BEVERAGES -- 1.6%
 ............................................................
Pernod-Ricard SA                         1,440        84,736
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.6%
 ............................................................
LaFarge SA                               1,225        80,413
------------------------------------------------------------
TOBACCO -- 1.5%
 ............................................................
SEITA SA                                 2,235        80,248
 ...................... .......................     ---------
Total France                                         319,002
------------------------------------------------------------

------------------------------------------------------------
                                        Shares         Value
GERMANY -- 3.3%
------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 1.4%
 ............................................................
Draegerwerk AG                           4,185    $   76,343
------------------------------------------------------------
BANKS -- 1.9%
 ............................................................
Commerzbank AG                           2,500        98,440
 ...................... .......................     ---------
                                                     174,783
Total Germany
------------------------------------------------------------
HONG KONG -- 6.8%
------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.5%
 ............................................................
Swire Pacific Ltd.                      15,000        82,276
------------------------------------------------------------
FINANCIAL SERVICES -- 0.8%
 ............................................................
Manhattan Card Company, Ltd.           113,000        39,741
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.6%
 ............................................................
New World Development Co., Ltd.          9,000        31,130
------------------------------------------------------------
RETAIL -- SPECIALTY -- 0.8%
 ............................................................
Dickson Concepts International,
  Ltd.                                  28,000        40,835
------------------------------------------------------------
UTILITY -- ELECTRIC -- 2.5%
 ............................................................
China Light & Power
  Company, Ltd. #                       13,000        72,145
 ............................................................
Hongkong Electric Holdings, Ltd.        16,500        62,714
 ...................... .......................     ---------
                                                     134,859
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 0.6%
 ............................................................
Hong Kong Telecommunications,
  Ltd.                                  14,800        30,466
 ...................... .......................     ---------
Total Hong Kong                                      359,307
------------------------------------------------------------
IRELAND -- 0.9%
------------------------------------------------------------
PAPER -- 0.9%
 ............................................................
Jefferson Smurfit Group PLC             18,000        50,799
 ...................... .......................     ---------
Total Ireland                                         50,799
------------------------------------------------------------
ITALY -- 1.3%
------------------------------------------------------------
OIL & GAS -- 1.3%
 ............................................................
ENI SPA                                 12,000        68,077
 ...................... .......................     ---------
Total Italy                                           68,077
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                        Shares         Value
------------------------------------------------------------
JAPAN -- 9.8%
------------------------------------------------------------
CHEMICALS -- PLASTICS -- 1.0%
 ............................................................
Sekisui Chemical Co., Ltd.              10,000    $   50,992
------------------------------------------------------------
ELECTRICAL MACHINERY -- 0.9%
 ............................................................
Nichicon Corporation                     5,000        46,531
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.3%
 ............................................................
Nintendo Co., Ltd.                         700        68,912
------------------------------------------------------------
FINANCIAL SERVICES -- 1.1%
 ............................................................
Promise Company, Ltd.                      150         8,353
 ............................................................
Takefuji Corporation                     1,100        50,676
 ...................... .......................     ---------
                                                      59,029
------------------------------------------------------------
IRON/STEEL -- 1.0%
 ............................................................
Yodogawa Steel Works                    13,000        53,091
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 0.7%
 ............................................................
Asahi Diamond Indus. Co. Ltd.            9,000        39,386
------------------------------------------------------------
MANUFACTURING -- 1.5%
 ............................................................
Kyocera Corporation                      1,700        77,403
------------------------------------------------------------
PHARMACEUTICALS -- 0.7%
 ............................................................
Yoshitomi Pharmaceutical
  Industries, Ltd.                      10,000        35,225
------------------------------------------------------------
RESTAURANTS -- 1.1%
 ............................................................
MOS Food Services                        5,000        58,068
------------------------------------------------------------
TRANSPORTATION EQUIPMENT -- 0.5%
 ............................................................
Koito Manufacturing Co., Ltd.            7,000        27,995
 ...................... .......................     ---------
Total Japan                                          516,632
------------------------------------------------------------
MALAYSIA -- 0.7%
------------------------------------------------------------
FINANCIAL SERVICES -- 0.2%
 ............................................................
Public Finance Berhad                   44,000        12,095
------------------------------------------------------------
TRAVEL & RECREATION -- 0.5%
 ............................................................
Genting Berhad                          10,100        25,300
 ...................... .......................     ---------
Total Malaysia                                        37,395
------------------------------------------------------------

------------------------------------------------------------
                                        Shares         Value
NETHERLANDS -- 5.1%
------------------------------------------------------------
BANKS -- 2.2%
 ............................................................
ABN Amro Holding N.V.                    2,565    $   49,978
 ............................................................
ING Groep N.V.                           1,575        66,349
 ...................... .......................     ---------
                                                     116,327
------------------------------------------------------------
CHEMICALS -- 2.0%
 ............................................................
Akzo Nobel N.V.                            605       104,334
------------------------------------------------------------
CONSTRUCTION & HOUSING -- 0.9%
 ............................................................
Hollandsche Beton Groep N.V.             2,700        50,212
 ...................... .......................     ---------
Total Netherlands                                    270,873
------------------------------------------------------------
NORWAY -- 1.7%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.6%
 ............................................................
Kvaerner ASA -- Class A                    598        30,499
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.1%
 ............................................................
Nycomed ASA -- Class B #                 1,561        56,747
 ...................... .......................     ---------
Total Norway                                          87,246
------------------------------------------------------------
SINGAPORE -- 1.4%
------------------------------------------------------------
DIVERSIFIED -- 1.4%
 ............................................................
Jardine Matheson Holdings, Ltd.         14,000        71,400
 ...................... .......................     ---------
Total Singapore                                       71,400
------------------------------------------------------------
SPAIN -- 1.4%
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.4%
 ............................................................
Repsol SA                                1,700        72,499
 ..............................................     ---------
Total Spain                                           72,499
------------------------------------------------------------
SWEDEN -- 2.1%
------------------------------------------------------------
APPLIANCES -- 0.9%
 ............................................................
Electrolux AB -- Class B                   715        49,653
------------------------------------------------------------
DIVERSIFIED -- 1.2%
 ............................................................
Marieberg Tidnings AB -- Class A         2,585        60,599
 ...................... .......................     ---------
Total Sweden                                         110,252
------------------------------------------------------------
SWITZERLAND -- 6.3%
------------------------------------------------------------
BUILDING MATERIALS -- 1.0%
 ............................................................
Forbo Holding AG "registered"              135        55,257
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                        Shares         Value
------------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ............................................................
Nestle SA "registered"                      38    $   57,030
------------------------------------------------------------
INSURANCE -- 2.3%
 ............................................................
Swiss Reinsurance Co.
  "registered"                              64       119,878
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 1.9%
 ............................................................
Sulzer AG "registered" (P.C.)               60        38,093
 ............................................................
SIG Schweizerische Industrie-
  Gesellschaft Holding AG                   22        60,334
 ...................... .......................     ---------
                                                      98,427
 ...................... .......................     ---------
Total Switzerland                                    330,592
------------------------------------------------------------
UNITED KINGDOM -- 16.1%
------------------------------------------------------------
APPAREL & TEXTILES -- 1.5%
 ............................................................
Coats Viyella PLC                       50,450        75,955
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
National Westminster Bank PLC            4,900        81,390
------------------------------------------------------------
BUILDING MATERIALS -- 1.1%
 ............................................................
Hanson PLC                              12,600        56,495
------------------------------------------------------------
BUSINESS SERVICES -- 1.6%
 ............................................................
Lex Service PLC                         10,900        83,666
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 2.5%
 ............................................................
BTR PLC                                 19,775        60,683
 ............................................................
Harrisons & Crosfield PLC #             21,000        48,375
 ............................................................
Tomkins PLC                              4,900        22,897
 ...................... .......................     ---------
                                                     131,955
------------------------------------------------------------
FOOD & BEVERAGES -- 1.7%
 ............................................................
Allied Domecq PLC                        9,860        89,230
------------------------------------------------------------
FOOD PRODUCERS -- 1.5%
 ............................................................
Hillsdown Holdings PLC                  19,000        46,425
 ............................................................
Tate & Lyle PLC                          4,190        34,609
 ...................... .......................     ---------
                                                      81,034
------------------------------------------------------------
INSURANCE -- 1.1%
 ............................................................
Commercial Union PLC                     4,000        59,103
------------------------------------------------------------

------------------------------------------------------------
                                        Shares         Value
MANUFACTURING -- 0.9%
 ............................................................
Cookson Group PLC                       15,400    $   49,538
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.1%
 ............................................................
Powergen PLC                             4,400        57,556
------------------------------------------------------------
UTILITY -- WATER -- 1.5%
 ............................................................
Hyder PLC                                5,025        79,870
 ...................... .......................     ---------
Total United Kingdom                                 845,792
------------------------------------------------------------
UNITED STATES -- 28.6%
------------------------------------------------------------
AEROSPACE -- 0.1%
 ............................................................
Raytheon Company                            43         2,107
------------------------------------------------------------
APPAREL & TEXTILES -- 1.1%
 ............................................................
Russell Corporation                      2,100        55,781
------------------------------------------------------------
AUTOS & TRUCKS -- 2.2%
 ............................................................
Ford Motor Company                       1,600        77,900
 ............................................................
General Motors Corporation                 670        40,619
 ...................... .......................     ---------
                                                     118,519
------------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 0.8%
 ............................................................
Weyerhaeuser Company                       900        44,156
------------------------------------------------------------
CHEMICALS -- 1.4%
 ............................................................
Eastman Chemical Company                 1,200        71,475
------------------------------------------------------------
CONSUMER PRODUCTS -- 1.2%
 ............................................................
Tupperware Corporation                   2,270        63,276
------------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
 ............................................................
Beneficial Corporation                     900        74,813
------------------------------------------------------------
INSURANCE -- 3.6%
 ............................................................
American General Corporation               900        48,656
 ............................................................
Safeco Corporation                       1,300        63,375
 ............................................................
TIG Holdings, Inc.                       2,300        76,331
 ...................... .......................     ---------
                                                     188,362
------------------------------------------------------------
MACHINERY -- 1.8%
 ............................................................
New Holland N.V.                         3,600        95,175
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                      Shares        Value
------------------------------------------------------------
METALS & MINING -- 1.2%
 ............................................................
Aluminum Company of America                900    $   63,337
------------------------------------------------------------
OIL -- DOMESTIC -- 2.9%
 ............................................................
Occidental Petroleum Corporation         3,000        87,938
 ............................................................
Phillips Petroleum Company               1,300        63,213
 ...................... .......................     ---------
                                                     151,151
------------------------------------------------------------
POLLUTION CONTROL -- 1.1%
 ............................................................
Waste Management, Inc.                   2,100        57,750
------------------------------------------------------------
RAILROADS -- 1.2%
 ............................................................
Norfolk Southern Corporation             2,000        61,625
------------------------------------------------------------
RETAIL -- 2.4%
 ............................................................
Intimate Brands, Inc.                    3,300        79,406
 ............................................................
J.C. Penney Company, Inc.                  800        48,250
 ...................... .......................     ---------
                                                     127,656
------------------------------------------------------------
SAVINGS & LOANS -- 1.1%
 ............................................................
Washington Mutual, Inc.                    900        57,431
------------------------------------------------------------
STEEL -- 1.2%
 ............................................................
USX-U.S. Steel Group, Inc.               2,000        62,500
------------------------------------------------------------

------------------------------------------------------------
                                      Shares        Value
TOBACCO -- 2.2%
 ............................................................
Philip Morris Companies, Inc.            2,600    $  117,813
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.7%
 ............................................................
Illinova Corporation                     2,100        56,569
 ............................................................
SCANA Corporation                        1,200        35,925
 ...................... .......................     ---------
                                                      92,494
 ...................... .......................     ---------
Total United States                                1,505,421
------------------------------------------------------------
Total common stocks
    (cost $5,205,939)                              5,140,820
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.3%
------------------------------------------------------------
CASH EQUIVALENTS -- 1.3%
 ............................................................
Chase Bank Domestic Liquidity
  Fund (cost $70,653)                   70,653        70,653
 ...................... .......................
Total investments -- 99.0%
    (cost $5,276,592)                              5,211,473
 ...................... .......................
Other assets in excess of liabilities -- 1.0%         55,035
 ...................... .......................     ---------
Total net assets -- 100.0%                        $5,266,508
------------------------------------------------------------

# Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

COMMON STOCKS -- 39.3%                  Shares      Value
------------------------------------------------------------
AEROSPACE -- 1.2%
 ............................................................
Northrop Grumman Corporation             6,200    $  713,000
 ............................................................
Raytheon Company                           765        37,724
 ............................................................
Rockwell International Corporation       9,000       470,250
 ..............................................     ---------
                                                   1,220,974
------------------------------------------------------------
APPAREL & TEXTILES -- 0.4%
 ............................................................
Russell Corporation                     15,400       409,063
------------------------------------------------------------
AUTO-RELATED -- 0.7%
 ............................................................
Dana Corporation                        14,000       665,000
 ............................................................
Meritor Automotive, Inc.                 2,000        42,125
 ..............................................     ---------
                                                     707,125
------------------------------------------------------------
AUTOS & TRUCKS -- 2.1%
 ............................................................
Ford Motor Company                      29,000     1,411,937
 ............................................................
General Motors Corporation              13,000       788,125
 ..............................................     ---------
                                                   2,200,062
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Comerica, Inc.                           3,500       315,875
 ............................................................
CoreStates Financial Corporation         3,000       240,187
 ............................................................
First Union Corporation                 16,100       825,125
 ............................................................
National City Corporation                6,800       447,100
 ..............................................     ---------
                                                   1,828,287
------------------------------------------------------------
BEVERAGES -- 0.2%
 ............................................................
Anheuser-Busch Companies, Inc.           5,000       220,000
------------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.3%
 ............................................................
Georgia-Pacific Corporation              6,900       419,175
 ............................................................
Georgia-Pacific Corporation (Timber
  Group) @                               3,700        83,944
 ............................................................
Weyerhaeuser Company                    17,000       834,063
 ..............................................     ---------
                                                   1,337,182
------------------------------------------------------------

------------------------------------------------------------
                                        Shares      Value
CHEMICALS -- 1.9%
 ............................................................
The Dow Chemical Company                10,500    $1,065,750
 ............................................................
duPont (E.I.) de Nemours & Company       4,600       276,287
 ............................................................
Eastman Chemical Company                11,400       679,013
 ............................................................
Millennium Chemicals, Inc.               2,142        50,471
 ...................... .......................     ---------
                                                   2,071,521
------------------------------------------------------------
CONSUMER PRODUCTS -- 0.8%
 ............................................................
Tupperware Corporation                  31,200       869,700
------------------------------------------------------------
CONGLOMERATES -- 0.5%
 ............................................................
Tenneco, Inc.                           12,900       509,550
------------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
 ............................................................
Beneficial Corporation                  10,200       847,875
 ............................................................
Household International, Inc.            2,000       255,125
 ............................................................
Transamerica Corporation                 4,600       489,900
 ...................... .......................     ---------
                                                   1,592,900
------------------------------------------------------------
HEALTHCARE -- DRUGS -- 0.4%
 ............................................................
American Home Products Corporation       2,500       191,250
 ............................................................
Bristol-Meyers Squibb Company            2,600       246,025
 ...................... .......................     ---------
                                                     437,275
------------------------------------------------------------
HEALTHCARE -- MEDICAL
  PRODUCTS -- 0.2%
 ............................................................
Baxter International, Inc.               4,200       211,837
------------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.9%
 ............................................................
Whirlpool Corporation                   17,700       973,500
------------------------------------------------------------
INSURANCE -- 2.1%
 ............................................................
American General Corporation             7,700       416,281
 ............................................................
Aon Corporation                          2,500       146,562
 ............................................................
Harleysville Group, Inc.                18,000       432,000
 ............................................................
Safeco Corporation                      11,200       546,000
 ............................................................
St. Paul Companies, Inc.                 5,600       459,550
 ............................................................
TIG Holdings, Inc.                       4,500       149,344
 ...................... .......................     ---------
                                                   2,149,737
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                        Shares      Value
------------------------------------------------------------
LEISURE/TOYS -- 0.6%
 ............................................................
Fortune Brands, Inc.                    16,500    $  611,531
------------------------------------------------------------
MACHINERY -- 1.0%
 ............................................................
Deere & Company                          3,600       209,925
 ............................................................
New Holland N.V.                        29,900       790,481
 ...................... .......................     ---------
                                                   1,000,406
------------------------------------------------------------
METALS & MINING -- 2.0%
 ............................................................
Aluminum Company of America             13,000       914,875
 ............................................................
Phelps Dodge Corporation                 9,000       560,250
 ............................................................
Reynolds Metals Company                  9,400       564,000
 ...................... .......................     ---------
                                                   2,039,125
------------------------------------------------------------
OIL-DOMESTIC -- 2.4%
 ............................................................
Atlantic Richfield Company              12,600     1,009,575
 ............................................................
Occidental Petroleum Corporation        31,000       908,688
 ............................................................
USX-Marathon Group, Inc.                17,800       600,750
 ...................... .......................     ---------
                                                   2,519,013
------------------------------------------------------------
OIL-INTERNATIONAL -- 0.9%
 ............................................................
Phillips Petroleum Company              19,600       953,050
------------------------------------------------------------
PAPER -- 1.2%
 ............................................................
International Paper Company             18,000       776,250
 ............................................................
Union Camp Corporation                   8,500       456,344
 ...................... .......................     ---------
                                                   1,232,594
------------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.4%
 ............................................................
Eastman Kodak Company                    6,200       377,037
------------------------------------------------------------
POLLUTION CONTROL -- 0.9%
 ............................................................
Browning-Ferris Industries, Inc.         4,218       156,066
 ............................................................
Waste Management, Inc.                  28,000       770,000
 ...................... .......................     ---------
                                                     926,066
------------------------------------------------------------
RAILROADS -- 0.7%
 ............................................................
Norfolk Southern Corporation            24,000       739,500
------------------------------------------------------------

------------------------------------------------------------
                                        Shares      Value
RETAIL -- 2.4%
 ............................................................
Intimate Brands, Inc.                   19,000    $  457,187
 ............................................................
J.C. Penney Company, Inc.               11,500       693,594
 ............................................................
May Department Stores Company           16,000       843,000
 ............................................................
Sears, Roebuck & Company                11,200       506,800
 ...................... .......................     ---------
                                                   2,500,581
------------------------------------------------------------
SAVINGS & LOANS -- 1.6%
 ............................................................
Fannie Mae                               6,000       342,375
 ............................................................
H.F. Ahmanson & Company                 11,000       736,312
 ............................................................
Washington Mutual, Inc.                  8,630       550,702
 ...................... .......................     ---------
                                                   1,629,389
------------------------------------------------------------
STEEL -- 0.7%
 ............................................................
USX-U.S. Steel Group, Inc.              22,000       687,500
------------------------------------------------------------
TOBACCO -- 0.8%
 ............................................................
Philip Morris Companies, Inc.           19,200       870,000
------------------------------------------------------------
TRUCKING -- 0.3%
 ............................................................
Ryder System, Inc.                       9,600       314,400
------------------------------------------------------------
UTILITY-ELECTRIC -- 3.8%
 ............................................................
CMS Energy Corporation                   6,600       290,812
 ............................................................
Central & South West Corporation        14,700       397,819
 ............................................................
DTE Energy Company                      12,000       416,250
 ............................................................
Edison International                    19,300       524,719
 ............................................................
Energy Group PLC ADR                     3,900       174,038
 ............................................................
Illinova Corporation                    31,000       835,063
 ............................................................
PECO Energy Company                     13,000       315,250
 ............................................................
PacifiCorp                              18,300       499,819
 ............................................................
Public Service Enterprises Group,
  Inc.                                   8,000       253,500
 ............................................................
SCANA Corporation                        9,700       290,394
 ...................... .......................     ---------
                                                   3,997,664
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                        Shares      Value
------------------------------------------------------------
UTILITY-GAS PIPELINE -- 0.6%
 ............................................................
Nicor, Inc.                              6,000    $  253,125
 ............................................................
Peoples Energy Corporation               8,500       334,688
 ...................... .......................     ---------
                                                     587,813
------------------------------------------------------------
UTILITY-TELEPHONE -- 3.0%
 ............................................................
AT&T Corporation                        21,900     1,341,375
 ............................................................
Alltel Corporation                      16,100       661,106
 ............................................................
Bell Atlantic Corporation                6,144       559,104
 ............................................................
SBC Communications, Inc.                 3,657       267,875
 ............................................................
US West Communications Group             7,000       315,875
 ...................... .......................     ---------
                                                   3,145,335
------------------------------------------------------------
Total common stocks
  (cost $31,928,672)                              40,869,717
------------------------------------------------------------

CORPORATE BONDS                     Principal
-- 23.5%                              Amount        Value
------------------------------------------------------------
BANKS -- 3.2%
 ............................................................
KeyCorp Instit Capital-A,
  (Acquired 12/19/1996, Cost
  $799,722), CLB 12/01/2006,
  7.826%, 12/01/2026 r              $  825,000    $  859,504
 ............................................................
MBNA Corporation, 6.25625%,
  6/17/2002 #                        1,500,000     1,492,503
 ............................................................
MBNA Global Capital Securities,
  CLB 2/01/2007 6.55%, 2/01/2027
  #                                  1,000,000       921,798
 ...................... .......................     ---------
                                                   3,273,805
------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 1.0%
 ............................................................
Oracle Corporation, 6.91%,
  2/15/2007                          1,000,000     1,022,289
------------------------------------------------------------
CONSUMER PRODUCTS -- 0.7%
 ............................................................
The Stop & Shop Companies, Inc.,
  9.75%, 2/01/2002                     700,000       782,426
------------------------------------------------------------

------------------------------------------------------------
                                    Principal
                                      Amount        Value
EUROBANKS -- 6.8%
 ............................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.99375%, 9/29/2004 #             $1,500,000    $1,517,790
 ............................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.65625%,
  12/29/2049 #                       2,000,000     2,007,400
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.4125%, 10/29/2049 #              2,000,000     2,002,468
 ............................................................
Okobank, CLB 9/27/1999, 7.3125%,
  9/27/2049 #                        1,500,000     1,521,825
 ...................... .......................     ---------
                                                   7,049,483
------------------------------------------------------------
FINANCIAL SERVICES -- 4.4%
 ............................................................
Associates First Capital
  Corporation, Putable 5/15/1999,
  5.96%, 5/15/2037                   1,000,000     1,018,303
 ............................................................
Countrywide Home Loan, 6.84%,
  10/22/2004                         2,500,000     2,553,430
 ............................................................
Florida Windstorm, (Acquired
  7/31/1997, cost $998,840),
  6.85%, 8/25/2007 r                 1,000,000     1,023,450
 ...................... .......................     ---------
                                                   4,595,183
------------------------------------------------------------
PAPER -- 0.7%
 ............................................................
Fort Howard Corporation, 11.00%,
  1/02/2002                            698,218       727,892
------------------------------------------------------------
TELECOMMUNICATIONS -- 5.2%
 ............................................................
Tele Communications, Inc.,
  6.185%, 9/11/2000 #                1,500,000     1,489,200
 ............................................................
TKR Cable, Inc., CLB 10/30/99,
  10.50%, 10/30/2007                 3,500,000     3,890,754
 ...................... .......................     ---------
                                                   5,379,954
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                    Principal
                                      Amount        Value
------------------------------------------------------------
TRANSPORTATION -- 1.5%
 ............................................................
Delta Air Lines ETC, 9.90%,
  1/02/2002                         $  150,000    $  166,397
 ............................................................
Northwest Airlines, Inc., 11.3 %,
  12/21/2012                         1,092,862     1,421,718
 ..............................................     ---------
                                                   1,588,115
------------------------------------------------------------
Total corporate bonds
  (cost $24,957,503)                              24,419,147
------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 9.8%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.7%
 ............................................................
Student Loan Marketing
  Association, 1996-4 A1, 5.909%,
  7/25/2004 #                          767,350       766,797
------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 3.0%
 ............................................................
Federal Home Loan Mortgage
  Corporation - Government
  National Mortgage Association,
  61 SC, 9.110173%, 6/17/20 #          950,286       962,991
 ............................................................
Federal National Mortgage
  Association: 1189 K, 9.403493%,
  1/15/21 #                          1,430,827     1,459,438
 ............................................................
  G93-31 SD, 10.08723%,
    12/25/2022 #                       665,323       662,661
 ............................................................
  1995-3 Z, 8.25%, 7/25/2024           126,221       126,107
 ..............................................     ---------
                                                   3,211,197
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 2.4%
 ............................................................
Government National Mortgage
  Association, G2AR, 7.00%,
  9/20/2018 #                        1,030,361     1,058,933
 ............................................................
  G2AR, 7.00%, 2/20/2022 #           1,370,817     1,408,144
 ..............................................     ---------
                                                   2,467,077
------------------------------------------------------------

------------------------------------------------------------
                                    Principal
                                      Amount        Value
STRIPPED MORTGAGE-BACKED
  SECURITIES -- 3.7%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  1627 PN (IO), 6.00%, 9/15/2022    $3,100,000    $1,000,712
 ............................................................
  1965 SA (Inverse IO), 2.05%,
    3/15/2024 #                      3,050,000       450,048
 ............................................................
Federal National Mortgage
  Association:
  1997-65 A (PO), 0.00%,
  9/25/2000                          1,841,918     1,619,530
 ............................................................
  (PO) 0.00%, 10/09/2019             3,025,000       787,328
 ..............................................     ---------
                                                   3,857,618
------------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $9,545,815)                               10,302,689
------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 10.9%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.1%
 ............................................................
Aesop Funding II LLC, (Acquired
  7/23/97, cost $2,200,000),
  1997-1 A1, 6.22%, 10/20/2001 r     2,200,000    $2,209,790
 ............................................................
Bridgestone/Firestone Master
  Trust, 1996-1 A, 6.17%,
  7/01/2003                          1,400,000     1,405,796
 ............................................................
California Infrastructure, SCE,
  1997-1 A7, 6.42%, 12/26/2009       1,000,000     1,012,250
 ............................................................
Ditech Home Loan Owner Trust,
  1997-1, A2, 6.59%, 4/15/2013       1,750,000     1,750,787
 ...................... .......................     ---------
                                                   6,378,623
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                    Principal
                                      Amount        Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2, 7.00%,
  5/25/2026                         $  572,975    $  575,038
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11, Class
  Z, 7.50%, 6/25/2026                1,776,146     1,822,985
 ...................... .......................     ---------
                                                   2,398,023
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.0%
 ............................................................
Citicorp Mortgage Securities,
  Inc., 1987-14 A1, 9.50%,
  9/25/2002                             18,579        18,533
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.5%
 ............................................................
Chase Commercial Mortgage Securi-
  ties Corporation, 1997-1 X
  (IO), 1.39704%, 4/19/2015 #       23,358,707     1,949,004
 ............................................................
Donaldson, Lufkin & Jenrette,
  (Acquired 4/25/1997, cost
  $588,356), 1997-CF1 S (IO),
  1.0952%, 3/15/2017 # r             9,193,115       603,298
 ...................... .......................     ---------
                                                   2,552,302
------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $11,099,832)                   11,347,481
------------------------------------------------------------

PREFERRED STOCKS
-- 0.9%                             Shares          Value
------------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $1,000,000) r                         1,000    $   975,000
------------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 11.8%                           Amount
------------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016              $   825,000         962,672
  8.75%, 5/15/2017                   750,000         983,203
  6.50%, 11/15/2026                1,000,000       1,067,813
 ..................... ......................      ----------
                                                   3,013,688
------------------------------------------------------------
U.S. Treasury Notes:
  6.375%, 5/15/1999                3,000,000       3,028,128
  5.875%, 11/15/1999               3,225,000       3,237,097
  6.50%, 5/31/2001                 2,000,000       2,048,126
  6.50%, 10/15/2006                  900,000         942,751
 ..................... ......................      ----------
                                                   9,256,102
------------------------------------------------------------
Total U.S. Treasury
  obligations (cost
  $12,046,163)                                    12,269,790
------------------------------------------------------------

SHORT-TERM INVESTMENTS
-- 4.6%
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 4.6%
 ............................................................
General Mills, Inc., 5.3277%       1,463,209       1,463,209
 ............................................................
Pitney Bowes, Inc., 5.3276%        1,109,449       1,109,449
 ............................................................
Sara Lee, Corp., 5.3226%             176,000         176,000
 ............................................................
Warner-Lambert Co., 5.4890%        2,025,554       2,025,554
 ..................... ......................      ----------
Total short-term investments                       4,774,212
  (cost $4,774,212)
------------------------------------------------------------
Total investments -- 100.8%
  (cost $95,352,196)                             104,958,036
 ............................................................
Liabilities in excess of other
  assets -- (0.8)%                                  (852,333)
 ..................... ......................     -----------
                                                $104,105,703
Total net assets -- 100.0%
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

# Variable rate security. The rate listed is as of December 31, 1997.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.

IO -- Interest Only.

PO -- Principal Only.

ETC -- Equipment Trust Certificate.

ADR -- American Depository Receipts.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

@ -- Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

CORPORATE BONDS                   Principal
AND NOTES -- 32.6%                 Amount        Value
----------------------------------------------------------
ADVERTISING -- 2.2%
 ..........................................................
Universal Outdoor, Inc., CLB
  10/15/2001, 9.75%, 10/15/2006   $  350,000   $   393,750
----------------------------------------------------------
BANKS -- 5.4%
 ..........................................................
First Chicago NBD Corporation,
  CLB
  2/01/2007, 6.30%, 2/01/2027 #      500,000       482,961
 ..........................................................
MBNA Corporation,
  6.25625%, 6/17/2002 #              500,000       497,501
 ..................... ......................
                                                ----------
                                                   980,462
----------------------------------------------------------
EUROBANKS -- 4.2%
 ..........................................................
European Investment Bank,
  0.00%, 11/06/2026                1,600,000       271,613
 ..........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.99375%, 9/29/2004 #              500,000       505,930
 ..................... ......................
                                                ----------
                                                   777,543
----------------------------------------------------------
FINANCIAL SERVICES -- 4.1%
 ..........................................................
AT&T Capital Corporation,
  6.09%, 10/24/2000 #                500,000       501,158
 ..........................................................
Associates First Capital
  Corporation, Putable
  5/15/1999,
  5.96%, 5/15/2037                   250,000       254,576
 ..................... ......................
                                                ----------
                                                   755,734
----------------------------------------------------------
INDUSTRIAL -- 1.4%
 ..........................................................
Westinghouse Electric
  Corporation,
  8.93%, 6/22/1999                   250,000       257,706
----------------------------------------------------------
SAVINGS & LOANS -- 2.6%
 ..........................................................
Western Financial Savings, CLB
  7/1/2000
  8.50%, 7/01/2003                   500,000       485,066
----------------------------------------------------------
TELECOMMUNICATIONS -- 6.0%
 ..........................................................
Comcast Cable Communications, Inc.,
  8.375%, 5/01/2007                  500,000       557,768
 ..........................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                 500,000       555,822
 ..................... ......................
                                                ----------
                                                 1,113,590
----------------------------------------------------------

----------------------------------------------------------
                                  Principal
                                    Amount        Value
TRANSPORTATION -- 1.5%
 ..........................................................
Delta Air Lines ETC,
  9.90%, 1/02/2002                $  250,000   $   277,328
----------------------------------------------------------
TRAVEL & RECREATION -- 2.8%
 ..........................................................
Mirage Resorts, Incorporated,
  6.75%, 8/01/2007                   500,000       503,237
----------------------------------------------------------
UTILITY -- 2.4%
 ..........................................................
Calenergy Co., Inc., CLB
  1/15/1999,
  10.25%, 1/15/2004                  400,000       432,000
----------------------------------------------------------
Total corporate bonds and notes
  (cost $5,928,286)                              5,976,416
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES -- 18.3%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.2%
 ..........................................................
Federal Home Loan Mortgage
  Corporation:
  1261 J, 8.00%, 7/15/2021           624,311       663,643
 ..........................................................
  1468 S, 11.529%, 2/15/2023 #       449,224       468,234
 ..........................................................
  1564 SE, 8.10983%, 8/15/2008 #     353,637       352,915
 ..........................................................
  1969 ZB, 7.50%, 10/15/2024         219,742       219,957
 ..........................................................
Federal Home Loan Mortgage Corporation --
  Government National Mortgage
    Association, 61 SC,
    9.110173%, 6/17/2020 #           215,974       218,861
 ..........................................................
Federal National Mortgage Association:
  G93-27 SB, 6.30274%, 8/25/2023
    #                                115,176        89,107
 ..........................................................
  1993-37 SB, 6.00833%,
    3/25/2023 #                      224,549       198,696
 ..........................................................
  1993-85 E, 6.50%, 11/25/2007       272,552       271,530
 ..........................................................
  1995-3 Z, 8.25%, 7/25/2024         120,733       120,624
 ..................... ......................
                                                ----------
                                                 2,603,567
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

       GOVERNMENT AGENCY
        MORTGAGE-BACKED           Principal
           SECURITIES               Amount        Value
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 2.7%
 ..........................................................
Government National Mortgage
  Association, 8974,
  7.375%, 5/20/2022 #             $  480,438   $   495,855
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.4%
 ..........................................................
Federal Home Loan Mortgage Corporation,
  1965 SA (Inverse IO),
  2.049999%, 3/15/2024 #           1,000,000       147,557
 ..........................................................
Federal National Mortgage Association,
  (PO), 0.00%, 10/09/2019            400,000       104,109
 ..................... ......................
                                                ----------
                                                   251,666
----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $2,978,983)                              3,351,088
----------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 26.1%
----------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.9%
 ..........................................................
Champion Auto Grantor Trust
  (Acquired 10/28/1997, cost
  $289,384), 1997-D, 6.27%,
  9/15/2002 r                        258,737       259,282
 ..........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust, (Acquired
  9/24/1997, cost $393,074),
  1997-5 A1, 7.72%, 6/15/2005 r      393,074       394,426
 ..........................................................
Ditech Home Loan Owner Trust,
  1997-1 A2, 6.59%, 4/15/2013        600,000       600,270
 ..................... ......................
                                                ----------
                                                 1,253,978
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 19.2%
 ..........................................................
Blackrock Capital Finance L.P
  (Acquired 6/23/1997, cost
  $367,573) 1997-R2 AP, 5.751%,
  12/25/2035 # r                     369,827       378,721
 ..........................................................

                                  Principal
                                    Amount        Value
==========================================================
CMC Securities Corporation,
  1994-G, 7.00%, 9/25/2024        $  200,000   $   199,692
 ..........................................................
Citicorp Mortgage Securities,
  Inc.,
  1990-D A1, 9.50%, 10/25/2005       150,539       150,526
 ..........................................................
Collateralized Mortgage Obligations Trust,
  57-D, 9.90%, 2/01/2019             460,851       504,818
 ..........................................................
GE Capital Mortgage Services,
  Inc.,
  1994-24 A4, 7.00%, 7/25/2024       169,843       169,682
 ..........................................................
Housing Securities, Inc.:
  1994-1 AB2, 6.50%, 3/25/2009       494,553       391,946
  1994-2 B1, 6.50%, 7/25/2009        251,817       222,864
 ..........................................................
Independent National Mortgage Corporation,
  1995-F A5, 8.25%, 5/25/2010      1,000,000     1,044,575
 ..........................................................
PNC Mortgage Securities Corp.,
  1997-8 2A5, 7.00%, 12/25/2027      458,241       455,377
 ..................... ......................
                                                ----------
                                                 3,518,201
----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $4,591,563)                              4,772,179
----------------------------------------------------------
PREFERRED STOCK -- 2.7%               Shares
----------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $500,000) r                            500       487,500
----------------------------------------------------------
U.S. TREASURY
                                   Principal
OBLIGATIONS -- 16.4%                  Amount
----------------------------------------------------------
U.S. Treasury Bonds:
  7.50%, 11/15/2016               $  550,000       641,782
  7.875%, 2/15/2021                  575,000       706,172
 ..........................................................
U.S. Treasury Notes,
  6.50%, 10/15/2006                1,575,000     1,649,814
 ..................... ......................
                                                ----------
Total U.S. Treasury obligations
  (cost $2,890,307)                              2,997,768
----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                  Principal
                                    Amount        Value
----------------------------------------------------------
VARIABLE RATE
DEMAND NOTES* -- 3.3%
----------------------------------------------------------
General Mills, Inc., 5.3277%      $   55,653   $    55,653
 ..........................................................
Pitney Bowes, Inc., 5.3276%           25,608        25,608
 ..........................................................
Sara Lee Corp., 5.3226%              216,777       216,777
 ..........................................................
Warner-Lambert Co., 5.489%           315,941       315,941
 ..................... ......................
                                                ----------
Total variable rate demand notes
  (cost $613,979)                                  613,979
----------------------------------------------------------
Total investments -- 99.4%
  (cost $17,503,118)                            18,198,930
 ..........................................................
Other assets in excess of
  liabilities -- 0.6%                              103,603
 ..................... ......................
                                                ----------
Total net assets -- 100.0%                     $18,302,533
----------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1997.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

ETC -- Equipment Trust Certificate.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

       CORPORATE BONDS            Principal
      AND NOTES -- 39.2%           Amount         Value
-----------------------------------------------------------
ADVERTISING -- 1.9%
 ...........................................................
Universal Outdoor, Inc., CLB
  10/15/2001, 9.75%,
  10/15/2006                     $ 3,300,000   $  3,712,500
-----------------------------------------------------------
BANKS -- 8.6%
 ...........................................................
Barnett Capital Trust III, CLB
  2/01/2007, (Acquired
  2/06/1997, cost $2,437,250),
  6.375%, 2/01/2027 # r            2,500,000      2,423,037
 ...........................................................
Chase Capital II, CLB
  2/1/2007, 6.25%, 2/01/2027 #     2,100,000      2,003,039
 ...........................................................
First Chicago NBD Corporation,
  CLB 2/01/2007, 6.30%,
  2/01/2027 #                      3,000,000      2,897,766
 ...........................................................
First Maryland Capital II, CLB
  2/01/2007, 6.70938%,
  2/01/2027 #                      4,000,000      3,952,416
 ...........................................................
MBNA Corporation, 6.25625%,
  6/17/2002 #                      1,125,000      1,119,377
 ...........................................................
MBNA Global Capital
  Securities, CLB 2/01/2007,
  6.55%, 2/01/2027 #               2,000,000      1,843,596
 ...........................................................
Old Kentucky Capital Trust I
  (Acquired 2/6/1997, cost
  $2,485,000), 6.6550%,
  2/01/2027 # r                    2,500,000      2,447,048
 ..................... ......................    -----------
                                                 16,686,279
-----------------------------------------------------------

-----------------------------------------------------------
                                  Principal
                                   Amount         Value
EUROBANKS -- 9.6%
 ...........................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.99375%, 9/29/2004 #          $ 3,500,000   $  3,541,510
 ...........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 6.65625%,
  12/29/2049 #                     5,750,000      5,771,275
 ...........................................................
Nordbanken, CLB 10/25/2001,
  6.4125%, 10/29/2049 #            5,830,000      5,837,194
 ...........................................................
Skandinavinska Enskilda
  Banken, CLB 6/28/2003,
  6.78125%, 6/29/2049 #            3,500,000      3,518,988
 ..................... ......................    -----------
                                                 18,668,967
-----------------------------------------------------------
FINANCIAL SERVICES -- 4.1%
 ...........................................................
AT&T Capital Corporation,
  6.09%, 10/24/2000 #              2,750,000      2,756,371
 ...........................................................
Florida Windstorm, (Acquired
  7/31/1997, cost $3,495,941),
  6.85%, 8/25/2007 r               3,500,000      3,582,075
 ...........................................................
Household Capital Trust,
  (Acquired
  8/14/1997, cost $1,750,000),
  6.25625%, 6/26/2004 r            1,750,000      1,744,190
 ..................... ......................    -----------
                                                  8,082,636
-----------------------------------------------------------
PAPER -- 1.5%
 ...........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002                2,792,871      2,911,568
-----------------------------------------------------------
TELECOMMUNICATIONS -- 7.8%
 ...........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                        4,000,000      4,448,879
 ...........................................................
Illinois Bell Telephone Co.,
  CLB 4/01/1998, 7.625%,
  4/01/2006                          300,000        304,784
 ...........................................................
Tele Communications, Inc.,
  6.185%, 9/11/2000 #              5,300,000      5,261,840
 ...........................................................
TKR Cable, Inc., CLB
  10/30/1999 10.50%,
  10/30/2007                       4,675,000      5,196,935
 ..................... ......................    -----------
                                                 15,212,438
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                   Amount         Value
-----------------------------------------------------------
TRANSPORTATION -- 1.2%
 ...........................................................
Delta Air Lines, 10.50%,
  4/30/2016                      $ 1,750,000   $  2,308,268
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 4.5%
 ...........................................................
Calenergy Company, Inc., CLB
  1/15/1999 10.25%, 1/15/2004      3,350,000      3,618,000
 ...........................................................
Long Island Lighting Co., CLB
  7/15/1998 8.90%, 7/15/2019       4,800,000      5,112,297
 ..................... ......................    -----------
                                                  8,730,297
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $76,229,449)                             76,312,953
-----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 19.3%
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.3%
 ...........................................................
Federal Home Loan Mortgage
  Corporation:
  1081 I, 7.00%, 12/15/2019          140,370        140,821
 ...........................................................
  1096 D, 7.00%, 6/15/2020            10,555         10,554
 ...........................................................
  1194 G, 6.50%, 10/15/2006          500,000        502,875
 ...........................................................
  1201 D, 7.00%, 10/15/2020           80,589         80,563
 ...........................................................
  1206 GA, 7.00%, 3/15/2018        3,910,000      3,939,872
 ...........................................................
  1262 F, 7.50%, 3/15/2015           242,742        243,521
 ...........................................................
  1267 O, 7.25%, 12/15/2005           56,354         56,864
 ...........................................................
  1336 H, 7.75%, 1/15/2021           400,000        413,080
 ...........................................................
  1358 F, 6.75%, 1/15/2019           308,159        308,797
 ...........................................................
  1521 B, 5.80%, 7/15/2000           133,391        133,262
 ...........................................................
  1543 KE, 9.52875%, 9/15/2022
    #                              1,046,602        980,954
 ...........................................................
  1617 D, 6.50%, 11/15/2023           71,000         68,185
 ...........................................................
  1969 ZB, 7.50%, 10/15/2024       1,888,160      1,890,003
 ...........................................................
  1957 SC, 10.00%, 7/15/2025       1,699,234      1,697,099
 ...........................................................

-----------------------------------------------------------
                                  Principal
                                   Amount         Value
Federal Home Loan Mortgage
  Corporation/Government
  National Mortgage
  Association:
  61 SC, 9.11017%, 6/17/2020 #   $ 3,196,418   $  3,239,152
 ...........................................................
Federal National Mortgage
  Association:
  1988-26 C, 7.50%, 7/25/2018         93,881         95,241
 ...........................................................
  1990-112 E, 8.50%, 7/25/2019        63,358         64,011
 ...........................................................
  1991-6 K, 7.50%, 4/25/2014         586,786        585,648
 ...........................................................
  1991-147 K, 7.00%, 1/25/2021         5,000          5,050
 ...........................................................
  1991-153 N, 7.50%, 2/25/2007       300,000        306,639
 ...........................................................
  1992-1 D, 7.25%, 10/25/2004        933,186        934,847
 ...........................................................
  1992-138 O, 7.50%, 7/25/2022        56,456         56,400
 ...........................................................
  1992-163 E, 6.75%, 9/25/2022       500,000        502,075
 ...........................................................
  1993-45 SB, 9.156%,
    4/25/2023 #                    1,500,000      1,407,552
 ...........................................................
  1993-85 E, 6.50%, 11/25/2007       991,098        987,381
 ...........................................................
  1994-60 D, 7.00%, 4/25/2024         30,000         29,854
 ...........................................................
  1995-3 Z, 8.25%, 7/25/2024         603,664        603,121
 ...........................................................
Government National Mortgage
  Association,
  1995-2 G, 8.50%, 3/20/2020       1,078,041      1,089,091
 ..................... ......................    -----------
                                                 20,372,512
-----------------------------------------------------------
PASS-THROUGH
  SECURITIES -- 5.7%
 ...........................................................
Federal Home Loan Mortgage
  Corporation, 255452, 8.50%,
  2/01/2008                          545,902        568,797
 ...........................................................
Federal National Mortgage
  Association:
  21130, 8.00%, 9/01/2000              6,053          6,272
 ...........................................................
  308798, 7.359%, 4/01/2025 #      1,055,086      1,093,005
 ...........................................................
  312155, 7.318%, 3/01/2025 #        536,885        534,180
 ...........................................................

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                   Amount         Value
-----------------------------------------------------------
Government National Mortgage
   Association:
  8898, 7.000%, 1/20/2022 #      $ 3,729,395   $  3,830,946
 ...........................................................
  8956, 7.375%, 4/20/2022 #        3,934,768      4,061,034
 ...........................................................
  8974, 7.375%, 5/20/2022 #        1,051,678      1,085,426
 ..................... ......................    -----------
                                                 11,179,660
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.3%
 ...........................................................
Federal Home Loan Mortgage
  Corporation,
  1965 SA (Inverse IO), 2.05%,
  3/15/2024 #                     10,500,000      1,549,346
 ...........................................................
Federal National Mortgage
  Association:
  1989-43 C (PO), 0.00%,
  10/25/1917                         858,552        841,898
 ...........................................................
  1993-72 J (IO), 6.50%,
  12/25/2006                       1,255,147        108,463
 ...........................................................
  1993-97 L (IO), 7.50%,
  5/25/2023                        1,397,354        116,055
 ...........................................................
  1997-65 A (PO), 0.00%,
  9/25/2000                        3,070,060      2,699,389
 ...........................................................
  1997-7 SP (IO), 2.60%,
  04/18/2015                      29,976,571        806,049
 ..................... ......................    -----------
                                                  6,121,200
-----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $36,791,125)                             37,673,372
-----------------------------------------------------------

-----------------------------------------------------------
                                  Principal
                                   Amount         Value
-----------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 23.2%
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.5%
 ...........................................................
Asset-Backed Securities
  Investment Trust, (Acquired
  8/8/1997, cost $4,000,000),
  1997-D A, 6.79%, 8/17/2003 r   $ 4,000,000   $  4,018,700
 ...........................................................
BHN II Mortgage Trust
  (Acquired 4/30/1997, cost
  $2,500,000), 1997-1 A1,
  7.39141%, 3/25/2001 # r          2,255,769      2,142,981
 ...........................................................
Bridgestone/Firestone Master
  Trust, 1996-1 A, 6.17%,
  7/01/2003                        3,000,000      3,012,420
 ...........................................................
California Infrastructure
  PG&E, 1997-1 A4, 6.16%,
  6/25/2003                        1,300,000      1,303,640
 ...........................................................
Champion Auto Grantor Trust
  (Acquired 10/28/1997, cost
  $2,156,144), 1997-D, 6.27%,
  9/15/2002 r                      2,156,144      2,160,685
 ...........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $2,456,715),
  1997-5 A1, 7.72%, 6/15/2005
  r                                2,456,715      2,465,162
 ...........................................................
Ditech Home Loan Owner Trust,
  1997-1 A2, 6.59%, 4/15/2013      3,925,000      3,926,766
 ...........................................................
First Chicago Master Trust II,
  1996-R A, 5.7575%, 7/15/2001
  #                                1,400,000      1,401,330
 ..................... ......................    -----------
                                                 20,431,684
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                   Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.0%
 ...........................................................
Blackrock Capital Finance
  L.P., (Acquired 6/23/1997,
  cost $2,021,652), 1997-R2
  AP, 5.751%, 12/25/2035 # r     $ 2,034,047   $  2,082,966
 ...........................................................
Capstead Securities Corp.,
  1992-2 C, 7.80%, 2/25/2022          48,842         48,700
 ...........................................................
Chemical Mortgage Securities,
  Inc., 1993-3 A1, 7.125%,
  7/25/2023                          298,069        299,335
 ...........................................................
Citicorp Mortgage Securities,
  Inc., 1990-D A1, 9.50%,
  10/25/2005                         301,078        301,051
 ...........................................................
Countrywide Funding
  Corporation, 1994-17 A9,
  8.00%, 7/25/2024                     4,000          4,243
 ...........................................................
First Bank Systems, 1993 AT
  T2, 8.25%, 3/25/2023               189,493        190,278
 ...........................................................
Housing Securities, Inc.:
  1992-B3, 8.00%, 7/25/2021        1,254,566      1,264,126
 ...........................................................
  1994-2 B1, 6.50%, 7/25/2009        225,430        199,512
 ...........................................................
Independent National Mortgage
  Corporation:
  1995-A A4, 8.75%, 3/25/2025         18,000         18,794
 ...........................................................
  1996-D A2, 7.00%, 5/25/2026      2,455,608      2,464,448
 ...........................................................
Prudential Home Mortgage
  Securities, Inc., 1993-36
  A10, 7.25%, 0/25/2023              500,000        505,264
 ...........................................................
PNC Mortgage Securities, Inc.,
  1997-8 2A5, 7.00%, 9/25/2014     2,781,170      2,763,787
 ...........................................................
Residential Asset
  Securitization Trust,
  1996-A10 A1, 7.50%,
  11/25/2011                       1,291,106      1,291,920
 ...........................................................
Residential Funding Corp.,
  1993-S9 A8, 7.1458%,
  2/25/2008#                         125,305        122,368
 ...........................................................
Residential Funding Mortgage
  Securities, Inc., 1992-S5
  A5, 7.50%, 2/25/2007               931,409        929,062
 ...........................................................

-----------------------------------------------------------
                                  Principal
                                   Amount         Value
Structured Mortgage Asset
  Residential Trust:
  1991-1H, 8.25%, 6/25/2022      $   223,597   $    223,105
 ...........................................................
  1992-3 A, 8.00%, 10/25/2007        206,200        211,977
 ...........................................................
  1993-5A AA, 6.93501%,
    6/25/2024 #                      375,004        366,083
 ...........................................................
Walsh Acceptance, (Acquired
  3/06/1997, cost $2,352,982),
  1997-2 A, 6.75%, 3/01/2027 #
  r                                2,334,742      2,344,403
 ..................... ......................    -----------
                                                 15,631,422
-----------------------------------------------------------
PASS-THROUGH
  SECURITIES -- 0.5%
 ...........................................................
Citicorp Mortgage Securities,
  Inc.:
  1987-5, 8.50%, 4/25/2017            22,988         22,929
 ...........................................................
  1987-9 A1, 9.00%, 7/25/2002        467,558        466,398
 ...........................................................
  1987-14, 9.50%, 9/25/2002           37,159         37,067
 ...........................................................
  1988-16 A1, 10.00%,
    11/25/2018                        42,525         45,557
 ...........................................................
  1989-8 A1, 10.50%, 6/25/2019       425,749        461,508
 ..................... ......................    -----------
                                                  1,033,459
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 4.1%
 ...........................................................
Asset Securitization
  Corporation, 1997-D5, PS1
  (IO), 1.553%, 2/14/2041         15,000,000      1,629,750
 ...........................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.39704%,
  4/19/2015 #                     25,849,025      2,156,791
 ...........................................................
CS First Boston Mortgage
  Securities Corporation,
  (Acquired 8/14/1997, cost
  $1,840,666), 1995-WF1 AX
  (IO), 1.68858%, 12/21/2027 r    30,764,309      1,836,260
 ...........................................................

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                   Amount         Value
-----------------------------------------------------------
Donaldson, Lufkin & Jenrette,
  (Acquired 4/25/1997, cost
  $2,248,493), 1997-CF1 S
  (IO), 1.0952%, 3/15/2017 # r   $35,381,070   $  2,321,883
 ...........................................................
Residential Funding Corp.,
  1992-S2 A16 (IO), 0.50%,
  1/25/2022                       26,293,401        125,314
 ..................... ......................    -----------
                                                  8,069,998
-----------------------------------------------------------
Total non-agency
  mortgage-backed securities
  (cost $44,843,547)                             45,166,563
-----------------------------------------------------------

PREFERRED STOCK -- 0.8%             Shares
------------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $1,500,000) r                        1,500       1,462,500
------------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 5.5%                            Amount
------------------------------------------------------------
U.S. Treasury Bonds,
  7.500%, 11/15/2016              $5,000,000       5,834,380
 ............................................................
U.S. Treasury Notes:
  5.875%, 11/15/1999               1,000,000       1,003,751
 ............................................................
  6.500%, 10/15/2006               3,675,000       3,849,565
 ............................................................
Total U.S. Treasury
  obligations (Cost
  $10,222,330)                                    10,687,696
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.2%
------------------------------------------------------------
DISCOUNT NOTES -- 9.6%
 ............................................................
Bombardier, Inc., 6.70%,
  1/05/1998                        5,250,000       5,246,092
 ............................................................
Galleon, 6.40%, 1/14/1998          1,000,000         997,689
 ............................................................
Hertz Corp., 5.91%, 1/05/1998      5,000,000       4,996,717
 ............................................................
Houston Industries, Inc.,
  6.13%, 1/07/1998                 7,500,000       7,492,338
 ............................................................
Total discount notes (Cost
  $18,732,836)                                    18,732,836
------------------------------------------------------------

------------------------------------------------------------
                                  Principal
                                   Amount          Value
VARIBLE RATE DEMAND NOTES* -- 1.6%
 ............................................................
Pitney Bowes, Inc., 5.3276%          466,348         466,348
 ............................................................
Sara Lee Corp., 5.3226%              200,153         200,153
 ............................................................
Warner-Lambert Co., 5.4890%        2,418,432       2,418,432
 ..................... ......................     -----------
Total varible rate demand
  notes                                            3,084,933
  (cost $3,084,933)
 ............................................................
Total short-term investments                      21,817,769
  (cost $21,817,769)
------------------------------------------------------------
Total investments -- 99.1%
  (Cost $191,404,220)                            193,120,853
 ............................................................
Other assets in excess of
  liabilities -- 0.9%                              1,821,002
 ..................... ......................     -----------
                                                $194,941,855
Total net assets -- 100.0%
------------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1997.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.
r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

      CORPORATE BONDS AND          Principal
         NOTES -- 38.6%              Amount         Value
------------------------------------------------------------
ADVERTISING -- 1.8%
 ............................................................
Universal Outdoor, Inc., CLB
  10/15/2001,
  9.75%, 10/15/2006                $  350,000    $   393,750
------------------------------------------------------------
BANKS -- 2.3%
 ............................................................
MBNA Corporation,
  6.25625%, 6/17/2002 #               500,000        497,501
------------------------------------------------------------
EUROBANKS -- 12.4%
 ............................................................
Fokus Bank A/S, CLB 9/29/1999,
  6.99375%, 9/29/2004 #               600,000        607,116
 ............................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001,
  6.65625%, 12/29/2049 #              750,000        752,775
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.4125%, 10/29/2049 #               550,000        550,679
 ............................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003,
  6.78125%, 6/29/2049 #               800,000        804,340
 ...................... ......................     ----------
                                                   2,714,910
------------------------------------------------------------
FINANCIAL SERVICES -- 4.8%
 ............................................................
AT&T Capital Corporation,
  6.09%, 10/24/2000 #                 500,000        501,158
 ............................................................
Caterpillar Finance,
  5.55%, 4/05/1999 #                  550,000        547,444
 ...................... ......................     ----------
                                                   1,048,602
------------------------------------------------------------
REAL ESTATE -- 2.5%
 ............................................................
Taubman Realty Group, Ltd.,
  6.80625%, 7/26/1999 #               550,000        550,342
------------------------------------------------------------

------------------------------------------------------------
                                   Principal
                                     Amount         Value
TELECOMMUNICATIONS -- 9.7%
 ............................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999,
  11.00%, 6/01/2007                $  700,000    $   778,554
 ............................................................
Illinois Bell Telephone Co., CLB
  4/01/1998,
  7.625%, 4/01/2006                   150,000        152,392
 ............................................................
Tele Communications, Inc.,
  6.185%, 9/11/2000 #                 700,000        694,960
 ............................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                  450,000        500,240
 ...................... ......................     ----------
                                                   2,126,146
------------------------------------------------------------
UTILITY -- ELECTRIC -- 5.1%
 ............................................................
Calenergy Co., Inc., CLB
  1/15/1999,
  10.25%, 1/15/2004                   500,000        540,000
 ............................................................
Long Island Lighting Co., CLB
  7/15/1998,
  8.90%, 7/15/2019                    550,000        585,784
 ...................... ......................     ----------
                                                   1,125,784
------------------------------------------------------------
Total corporate bonds and notes
  (cost $8,463,809)                                8,457,035
------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 29.1%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.7%
 ............................................................
Student Loan Marketing
  Association,
  1996-4 A1, 5.909%, 7/25/2004 #      383,675        383,398
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                   Principal
                                     Amount         Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 15.9%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  1957 SC, 10.00%, 7/15/2025       $  665,314    $   664,478
 ............................................................
  1081 I, 7.00%, 12/15/2019            57,727         57,913
 ............................................................
  1206 GA, 7.00%, 3/15/2018           750,000        755,730
 ............................................................
  1969 ZB, 7.50%, 10/15/2024          164,807        164,967
 ............................................................
  1521 B, 5.80%, 7/15/2000             30,665         30,635
 ............................................................
Federal Home Loan Mortgage
  Corporation --
  Government National Mortgage
  Association,
  61 SC, 9.110173%, 6/17/2020 #       518,338        525,268
 ............................................................
Federal Housing Authority
  Project,
  7.43%, 2/01/2023                    136,272        138,697
 ............................................................
Federal National Mortgage
  Association:
  1991-6 K, 7.50%, 4/25/2014          206,292        205,892
 ............................................................
  1992-39 SD, 21.65328%,
    7/25/2019 #                       526,604        563,026
 ............................................................
  1993-85 E, 6.50%, 11/25/2007        272,552        271,530
 ............................................................
  1992-43 B, 7.50%, 11/25/2018         29,484         29,409
 ............................................................
  1995-3 Z, 8.25%, 7/25/2024           76,830         76,761
 ...................... ......................     ----------
                                                   3,484,306
------------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.8%
 ............................................................
Federal Home Loan Bank, CLB
  3/16/1998,
  4.89%, 3/16/1999 #                  400,000        397,043
------------------------------------------------------------

------------------------------------------------------------
                                   Principal
                                     Amount         Value
PASS-THROUGH SECURITIES -- 7.3%
 ............................................................
Government National Mortgage
  Association,
  8346, 6.875%, 12/20/2023 #       $1,232,083    $ 1,264,327
 ............................................................
Government National Mortgage
  Association,
  8570, 6.875%, 10/20/2019 #          329,291        338,215
 ............................................................
Government National Mortgage
  Association,
  103695, 11.50%, 9/15/1998             2,942          2,981
 ...................... ......................     ----------
                                                   1,605,523
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.3%
 ............................................................
Federal National Mortgage
  Association,
  1993-129 J (IO), 6.50%,
  2/25/2007                         1,322,861        125,750
 ............................................................
1993-97 L (IO), 7.50%, 5/25/2023      515,347         42,802
 ............................................................
1997-65 A (PO), 0.00%, 9/25/2000      392,532        345,139
 ...................... ......................     ----------
                                                     513,691
------------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $6,333,335)                                6,383,961
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

      NON-AGENCY MORTGAGE-         Principal
   BACKED SECURITIES -- 19.1%        Amount         Value
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.2%
 ............................................................
Asset-Backed Securities
  Investment Trust, (Acquired
  8/08/1997, cost $500,000),
  1997-D, 6.79%, 8/17/2003 r       $  500,000    $   502,337
 ............................................................
BHN II Mortgage Trust, (Acquired
  4/30/1997, cost $491,514),
  1997-1 A1, 7.39141%, 3/25/2011
  # r                                 451,154        428,596
 ............................................................
Champion Auto Grantor Trust,
  (Acquired 10/28/1997, cost
  $288,580), 1997-D A, 6.27%,
  9/15/2002 r                         258,737        259,282
 ............................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust, (Acquired
  9/24/1997, cost $393,075),
  1997-5 A1, 7.72%, 6/15/2005 r       393,074        394,426
 ...................... ......................     ----------
                                                   1,584,641
------------------------------------------------------------

------------------------------------------------------------
                                   Principal
                                     Amount         Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.9%
 ............................................................
American Housing Trust, XD,
  8.60%, 11/25/2015                $  775,944    $   781,065
 ............................................................
Citicorp Mortgage Securities,
  Inc.,
  1990-D A1, 9.50%, 10/25/2005        150,539        150,526
 ............................................................
PNC Mortgage Securities Corp.,
  1997-8 2A5, 7.00%, 12/25/2027       458,241        455,377
 ............................................................
Prudential Home Mortgage
  Securities, Inc.,
  1993-1 A1, 7.50%, 2/25/2023         118,245        118,413
 ............................................................
Residential Asset Securitization
  Trust,
  1996-A10 A1, 7.50%, 11/25/2011      184,444        184,560
 ............................................................
Salomon Brothers Mortgage
  Securities VI,
  1986-1 A, 6.00%, 12/25/2011         427,310        421,229
 ............................................................
Structured Mortgage Asset
  Residential Trust,
  1992-11B BH, 7.80%, 8/25/2021       105,112        105,800
 ............................................................
Walsh Acceptance, (Acquired
  3/06/1997, cost $475,681),
  1997-2 A, 7.125%, 3/01/2027 #
  r                                   389,124        390,734
 ...................... ......................     ----------
                                                   2,607,704
------------------------------------------------------------
Total non-agency mortgage-backed
  securities
  (cost $4,214,996)                                4,192,345
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT FUND

         U.S. TREASURY             Principal
      OBLIGATIONS -- 3.4%            Amount         Value
------------------------------------------------------------
U.S. Treasury Notes:
  5.625%, 1/31/1998 (cost
  $754,968)                        $  755,000    $   755,236
------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.8%
------------------------------------------------------------
DISCOUNT NOTES -- 9.1%
 ............................................................
Hartford Financial Services,
  5.90%, 1/26/1998                  1,000,000        995,868
 ............................................................
Hertz Corporation,
  5.91%, 1/05/1998                  1,000,000        999,343
 ...................... ......................     ----------
                                                   1,995,211

------------------------------------------------------------
                                   Principal
                                    Amount          Value
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 1.7%
 ............................................................
Warner-Lambert Co.,
  5.489%                              361,762        361,762
------------------------------------------------------------
Total short-term investments
  (cost $2,356,973)                                2,356,973
------------------------------------------------------------
Total investments -- 101.0%
  (cost $22,124,081)                              22,145,550
 ............................................................
Liabilities in excess of other
  assets -- (1.0)%                                  (220,523)
 ...................... ......................     ----------
                                                 $21,925,027
Total net assets -- 100.0%
------------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1997.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.

IO -- Interest Only.

PO -- Principal Only.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                       See Notes to Financial Statements

Financial Statements -- December 31, 1997
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                             EQUITY
                                                             INCOME       MID-CAP        SMALL
                                                              FUND          FUND       CAP FUND
                                                          ---------------------------------------
ASSETS:
  Investments, at value*................................  $195,536,830   $5,686,724   $58,004,501
  Foreign currency**....................................            --           --            --
  Cash..................................................     1,181,310           --     1,647,212
  Dividends and interest receivable.....................       475,302       10,045        52,360
  Receivable from Advisor...............................            --        5,614            --
  Receivable for investments sold.......................            --           --     1,970,316
  Receivable for Fund shares sold.......................         4,470           --     1,317,649
  Prepaid expenses......................................        19,490        2,013        11,290
                                                          ------------   ----------   -----------
       Total assets.....................................   197,217,402    5,704,396    63,003,328
                                                          ------------   ----------   -----------
LIABILITIES:
  Payable to Advisor....................................       124,135           --        44,245
  Payable for investments purchased.....................       108,516      207,305     1,773,608
  Payable for forward currency exchange contracts.......            --           --            --
  Payable for Fund shares repurchased...................            --           84       360,837
  Dividends payable.....................................            --           --            78
  Accrued expenses and other liabilities................        88,113        6,255        16,582
                                                          ------------   ----------   -----------
       Total liabilities................................       320,764      213,644     2,195,350
                                                          ------------   ----------   -----------
       Net assets.......................................  $196,896,638   $5,490,752   $60,807,978
                                                          ============   ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................................  $138,296,287   $5,090,355   $57,044,998
  Undistributed (distributions in excess of) net
     investment income..................................        14,636          643       (67,708)
  Undistributed net realized gain (loss) on securities
     and foreign currency transactions..................     2,157,403      147,192       785,622
  Net unrealized appreciation (depreciation) of
     securities and foreign currency....................    56,428,312      252,562     3,045,066
                                                          ------------   ----------   -----------
       Net assets.......................................  $196,896,638   $5,490,752   $60,807,978
                                                          ============   ==========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)........................................     9,487,578      429,882     2,440,247
  Net asset value per share (offering and redemption
     price).............................................  $      20.75   $    12.77   $     24.92
                                                          ============   ==========   ===========
 *Cost of Investments...................................  $139,108,518   $5,434,162   $54,959,435
                                                          ============   ==========   ===========
**Cost of Foreign Currency..............................  $         --   $       --   $        --
                                                          ============   ==========   ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                       TOTAL          LOW        SHORT-TERM
    INTERNATIONAL    GLOBAL EQUITY     BALANCED     RETURN BOND     DURATION     INVESTMENT
         FUND            FUND            FUND          FUND           FUND          FUND
    ----------------------------------------------------------------------------------------
    $1,053,246,028    $5,211,473     $104,958,036   $18,198,930   $193,120,853   $22,145,550
         3,062,753            --               --          --               --            --
                --            --               --          --               --            --
         3,772,382        19,376          718,631     212,822        1,989,534       212,408
                --         5,377               --          --               --            --
             4,373        59,740          301,441         127           83,234         9,583
         5,493,748            --          171,840       1,000        1,939,030       501,915
           103,368        23,416           13,125      13,233           20,247        15,988
    --------------    ----------     ------------   -----------   ------------   -----------
     1,065,682,652     5,319,382      106,163,073   18,426,112     197,152,898    22,885,444
    --------------    ----------     ------------   -----------   ------------   -----------
           653,688            --           64,693       2,140           86,769           737
        16,187,301        45,674        1,762,701          --          118,889        18,795
               149            --               --          --               --            --
         8,848,750           319          183,388          --          924,630       796,521
                75            --               --      93,518        1,000,064       118,883
           762,618         6,881           46,588      27,921           80,691        25,481
    --------------    ----------     ------------   -----------   ------------   -----------
        26,452,581        52,874        2,057,370     123,579        2,211,043       960,417
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,039,230,071    $5,266,508     $104,105,703   $18,302,533   $194,941,855   $21,925,027
    ==============    ==========     ============   ===========   ============   ===========
    $  985,901,416    $5,384,319     $ 93,831,491   $17,567,607   $193,099,130   $22,041,769
       (11,737,592)      (67,430)          13,388      16,042           24,689       (17,486)
        (8,400,191)       14,958          654,984      23,072          101,403      (120,725)
        73,466,438       (65,339)       9,605,840     695,812        1,716,633        21,469
    --------------    ----------     ------------   -----------   ------------   -----------
    $1,039,230,071    $5,266,508     $104,105,703   $18,302,533   $194,941,855   $21,925,027
    ==============    ==========     ============   ===========   ============   ===========
        45,835,370       513,734        5,398,210   1,374,954       19,135,247     2,162,723
    $        22.67    $    10.25     $      19.29   $   13.31     $      10.19   $     10.14
    ==============    ==========     ============   ===========   ============   ===========
    $  979,734,465    $5,276,592     $ 95,352,196   $17,503,118   $191,404,220   $22,124,081
    ==============    ==========     ============   ===========   ============   ===========
    $    3,062,702    $       --     $         --   $      --     $         --   $        --
    ==============    ==========     ============   ===========   ============   ===========

                       See Notes to Financial Statements

Financial Statements -- Six Months Ended December 31, 1997
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                            EQUITY                     SMALL
                                                            INCOME       MID-CAP        CAP
                                                             FUND          FUND         FUND
                                                          -------------------------------------
INVESTMENT INCOME
  Income*
     Dividends..........................................  $ 2,804,865    $ 40,884    $  179,293
     Interest...........................................       50,993       5,282        69,316
                                                          -----------    --------    ----------
          Total income..................................    2,855,858      46,166       248,609
                                                          -----------    --------    ----------
  Expenses
     Advisory fee.......................................      741,756      14,906       173,002
     Legal and auditing fees............................       12,966       1,392         6,634
     Custodian fees and expenses........................       22,016         900         4,988
     Accounting and transfer agent fees and expenses....       23,458      10,992        15,680
     Administration fee.................................       30,368         412         7,753
     Trustees' fees and expenses........................        5,288       2,184         1,620
     Reports to shareholders............................        6,480          78           356
     Registration fees..................................        8,836      40,620        10,888
     Other expenses.....................................        6,756       1,909         1,516
                                                          -----------    --------    ----------
          Total expenses................................      857,924      73,393       222,437
     Less, expense reimbursement........................           --     (53,519)           --
                                                          -----------    --------    ----------
          Net expenses..................................      857,924      19,874       222,437
                                                          -----------    --------    ----------
  Net investment income.................................    1,997,934      26,292        26,172
                                                          -----------    --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and foreign
       currency transactions............................    6,972,319     270,438     4,412,030
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency.........................................   17,489,509      58,366    (1,802,369)
                                                          -----------    --------    ----------
  Net gain (loss) on investments........................   24,461,828     328,804     2,609,661
                                                          -----------    --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $26,459,762    $355,096    $2,635,833
                                                          ===========    ========    ==========

*Net of Foreign Taxes Withheld..........................  $    17,089    $    685    $       --
                                                          ===========    ========    ==========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     GLOBAL                     TOTAL         LOW       SHORT-TERM
    INTERNATIONAL    EQUITY      BALANCED    RETURN BOND    DURATION    INVESTMENT
        FUND          FUND         FUND         FUND          FUND         FUND
    -------------------------------------------------------------------------------
    $ 10,469,188    $  59,532   $  604,235    $ 50,700     $  166,023    $  6,962
       2,090,372        1,777    2,056,451     582,382      6,317,876     772,717
    ------------    ---------   ----------    --------     ----------    --------
      12,559,560       61,309    2,660,686     633,082      6,483,899     779,679
    ------------    ---------   ----------    --------     ----------    --------
       3,781,518       19,120      362,846      44,689        415,748      46,010
          45,161        1,310       12,336       7,704         21,238       5,250
         473,070        3,982       13,796       4,408         20,884       4,887
          96,867       14,302       25,388      16,108         46,376      16,548
         174,783          867       18,524       1,238         34,252       4,445
           5,142        2,192        5,176       5,204          5,204       5,235
          71,700           97           --       1,868          3,202       1,975
          90,932       21,753       14,064      12,324         21,456      10,727
           9,014        2,867        2,416       2,800          5,128       2,466
    ------------    ---------   ----------    --------     ----------    --------
       4,748,187       66,490      454,546      96,343        573,488      97,543
              --      (40,997)          --     (43,509)       (49,285)    (42,331)
    ------------    ---------   ----------    --------     ----------    --------
       4,748,187       25,493      454,546      52,834        524,203      55,212
    ------------    ---------   ----------    --------     ----------    --------
       7,811,373       35,816    2,206,140     580,248      5,959,696     724,467
    ------------    ---------   ----------    --------     ----------    --------
      (6,962,020)      84,106    2,147,554      98,721        424,452       4,102
     (49,101,472)    (365,578)   2,729,008     299,784        182,495     (37,918)
    ------------    ---------   ----------    --------     ----------    --------
     (56,063,492)    (281,472)   4,876,562     398,505        606,947     (33,816)
    ------------    ---------   ----------    --------     ----------    --------
    $(48,252,119)   $(245,656)  $7,082,702    $978,753     $6,566,643    $690,651
    ============    =========   ==========    ========     ==========    ========

    $  1,165,108    $   3,826   $    2,840    $     --     $       --    $     --
    ============    =========   ==========    ========     ==========    ========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                              EQUITY INCOME FUND                           MID-CAP FUND
                                      ----------------------------------    ------------------------------------------
                                      Six Months Ended                      Six Months Ended
                                      December 31, 1997     Year Ended      December 31, 1997      January 2, 1997**
                                         (unaudited)       June 30, 1997       (unaudited)       through June 30, 1997
                                      ----------------------------------    ------------------------------------------
OPERATIONS:
    Net investment income.........      $  1,997,934       $  4,697,583        $   26,292             $   12,624
    Net realized gain (loss) on
      securities and foreign
      currency
      transactions................         6,972,319         34,935,223           270,438                  6,232
    Net change in unrealized
      appreciation (depreciation)
      of securities and foreign
      currency....................        17,489,509          4,211,108            58,366                194,196
                                        ------------       ------------        ----------             ----------
         Net increase in net
           assets resulting from
           operations.............        26,459,762         43,843,914           355,096                213,052
                                        ------------       ------------        ----------             ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
    Net investment income.........        (2,071,731)        (4,609,150)          (27,348)               (10,925)
    Net realized gain on
      securities transactions.....       (26,619,075)       (18,088,501)         (129,478)                    --
                                        ------------       ------------        ----------             ----------
         Total dividends and
           distributions..........       (28,690,806)       (22,697,651)         (156,826)               (10,925)
                                        ------------       ------------        ----------             ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares
      sold........................        10,865,753         42,695,225         3,336,945              2,380,798
    Shares issued in connection
      with payment of dividends
      and distributions...........        28,204,923         21,727,110           156,270                 10,844
    Cost of shares redeemed.......       (25,816,806)       (82,232,891)         (187,930)              (606,572)
                                        ------------       ------------        ----------             ----------
         Net increase (decrease)
           in net assets from Fund
           share transactions.....        13,253,870        (17,810,556)        3,305,285              1,785,070
                                        ------------       ------------        ----------             ----------
Total increase in net assets......        11,022,826          3,335,707         3,503,555              1,987,197
NET ASSETS:
    Beginning of period...........       185,873,812        182,538,105         1,987,197                     --
                                        ------------       ------------        ----------             ----------
    End of period*................      $196,896,638       $185,873,812        $5,490,752             $1,987,197
                                        ============       ============        ==========             ==========
*Including undistributed
  (distributions in excess of) net
  investment income of:                 $     14,636       $     88,433        $      643             $    1,699
                                        ============       ============        ==========             ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold...................           477,997          2,183,683           261,927                226,865
    Shares issued in connection
      with payment of dividends
      and distributions...........         1,380,750          1,142,942            12,542                    942
    Shares redeemed...............        (1,120,222)        (4,228,482)          (15,187)               (57,207)
                                        ------------       ------------        ----------             ----------
         Net increase
           (decrease).............           738,525           (901,857)          259,282                170,600
                                        ============       ============        ==========             ==========
** Commencement of operations

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

              SMALL CAP FUND                     INTERNATIONAL FUND                       GLOBAL EQUITY FUND
    ----------------------------------   ----------------------------------   ------------------------------------------
    Six Months Ended                     Six Months Ended                     Six Months Ended
    December 31, 1997     Year Ended     December 31, 1997     Year Ended     December 31, 1997      January 2, 1997**
       (unaudited)       June 30, 1997      (unaudited)       June 30, 1997      (unaudited)       through June 30, 1997
    ----------------------------------   ----------------------------------   ------------------------------------------
      $     26,172       $     18,067     $    7,811,373      $  14,552,015      $   35,816             $   46,344
         4,412,030          1,503,738         (6,962,020)           953,040          84,106                 21,267
        (1,802,369)         3,726,110        (49,101,472)       105,727,351        (365,578)               300,239
      ------------       ------------     --------------      -------------      ----------             ----------
         2,635,833          5,247,915        (48,252,119)       121,232,406        (245,656)               367,850
      ------------       ------------     --------------      -------------      ----------             ----------
          (111,947)           (56,310)       (18,353,016)       (15,060,247)       (102,793)               (45,630)
        (5,072,568)        (2,033,874)                --         (3,759,354)        (91,582)                    --
      ------------       ------------     --------------      -------------      ----------             ----------
        (5,184,515)        (2,090,184)       (18,353,016)       (18,819,601)       (194,375)               (45,630)
      ------------       ------------     --------------      -------------      ----------             ----------
        72,394,866         21,595,726        461,024,422        655,854,799       2,016,200              3,368,545
         5,017,869          1,901,255         17,150,476         17,244,335         192,909                 44,743
       (41,586,276)       (15,605,197)      (260,868,137)      (217,976,937)       (232,166)                (5,912)
      ------------       ------------     --------------      -------------      ----------             ----------
        35,826,459          7,891,784        217,306,761        455,122,197       1,976,943              3,407,376
      ------------       ------------     --------------      -------------      ----------             ----------
        33,277,777         11,049,515        150,701,626        557,535,002       1,536,912              3,729,596
        27,530,201         16,480,686        888,528,445        330,993,443       3,729,596                     --
      ------------       ------------     --------------      -------------      ----------             ----------
      $ 60,807,978       $ 27,530,201     $1,039,230,071      $ 888,528,445      $5,266,508             $3,729,596
      ============       ============     ==============      =============      ==========             ==========
      $    (67,708)      $     18,067     $  (11,737,592)     $  (1,195,950)     $  (67,430)            $     (453)
      ============       ============     ==============      =============      ==========             ==========
         2,597,795            998,558         19,245,665         29,673,741         179,820                332,759
           207,693             97,400            755,505            739,904          18,950                  4,002
        (1,520,358)          (713,459)       (10,920,124)        (9,851,367)        (21,227)                  (571)
      ------------       ------------     --------------      -------------      ----------             ----------
         1,285,130            382,499          9,081,046         20,562,278         177,543                336,190
      ============       ============     ==============      =============      ==========             ==========

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                               BALANCED FUND
                                                                  ---------------------------------------
                                                                  Six Months Ended
                                                                  December 31, 1997          Year Ended
                                                                     (unaudited)            June 30, 1997
                                                                  ---------------------------------------
OPERATIONS:
     Net investment income.................................         $  2,206,140            $  3,580,837
     Net realized gain (loss) on securities transactions...            2,147,554               4,518,798
     Net change in unrealized appreciation (depreciation)
       of securities.......................................            2,729,008               3,306,702
                                                                    ------------            ------------
          Net increase in net assets resulting from
            operations.....................................            7,082,702              11,406,337
                                                                    ------------            ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income.................................           (5,598,223)             (3,999,551)
     Net realized gain on securities transactions..........           (2,243,447)             (2,410,169)
                                                                    ------------            ------------
          Total dividends and distributions................           (7,841,670)             (6,409,720)
                                                                    ------------            ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold.........................           18,543,722              39,290,919
     Shares issued in connection with payment of dividends
       and distributions...................................            7,650,582               6,071,836
     Cost of shares redeemed...............................          (11,488,147)            (30,799,051)
                                                                    ------------            ------------
          Net increase (decrease) in net assets from Fund
            share transactions.............................           14,706,157              14,563,704
                                                                    ------------            ------------
Total increase (decrease) in net assets....................           13,947,189              19,560,321
NET ASSETS:
     Beginning of period...................................           90,158,514              70,598,193
                                                                    ------------            ------------
     End of period*........................................         $104,105,703            $ 90,158,514
                                                                    ============            ============
*Including undistributed (distributions in excess of) net
  investment income of:                                             $     13,388            $     50,696
                                                                    ============            ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold...........................................              922,402               2,119,226
     Shares issued in connection with payment of dividends
       and distributions...................................              397,742                 325,867
     Shares redeemed.......................................             (573,679)             (1,658,360)
                                                                    ------------            ------------
          Net increase (decrease)..........................              746,465                 786,733
                                                                    ============            ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

         TOTAL RETURN BOND FUND                    LOW DURATION FUND                 SHORT-TERM INVESTMENT FUND
    ---------------------------------      ---------------------------------      ---------------------------------
    Six Months Ended                       Six Months Ended                       Six Months Ended
    December 31, 1997    Year Ended        December 31, 1997    Year Ended        December 31, 1997    Year Ended
       (unaudited)      June 30, 1997         (unaudited)      June 30, 1997         (unaudited)      June 30, 1997
    ---------------------------------      ---------------------------------      ---------------------------------
       $   580,248      $  1,964,962         $  5,959,696      $  10,574,255        $    724,467      $  1,058,876
            98,721           (42,063)             424,452          1,057,714               4,102           (46,704)
           299,784           978,811              182,495            764,193             (37,918)           (5,502)
       -----------      ------------         ------------      -------------        ------------      ------------
           978,753         2,901,710            6,566,643         12,396,162             690,651         1,006,670
       -----------      ------------         ------------      -------------        ------------      ------------
          (699,843)       (1,964,962)          (6,381,359)       (10,574,255)           (724,467)       (1,058,876)
                --          (241,973)          (1,045,647)          (176,195)                 --                --
       -----------      ------------         ------------      -------------        ------------      ------------
          (669,843)       (2,206,935)          (7,427,006)       (10,750,450)           (724,467)       (1,058,876)
       -----------      ------------         ------------      -------------        ------------      ------------
         5,052,651        14,661,662           84,815,072        191,220,600          22,018,496        39,041,151
           493,799         1,802,150            6,777,178         10,052,581             449,076           570,013
        (1,859,940)      (46,271,666)         (67,004,063)      (220,866,044)        (22,225,497)      (36,567,972)
       -----------      ------------         ------------      -------------        ------------      ------------
         3,686,510       (29,807,854)          24,588,187        (19,592,863)            242,075         3,043,192
       -----------      ------------         ------------      -------------        ------------      ------------
         3,995,420       (29,113,079)          23,727,824        (17,947,151)            208,259         2,990,986
        14,307,113        43,420,192          171,214,031        189,161,182          21,716,768        18,725,782
       -----------      ------------         ------------      -------------        ------------      ------------
       $18,302,533      $ 14,307,113         $194,941,855      $ 171,214,031        $ 21,925,027      $ 21,716,768
       ===========      ============         ============      =============        ============      ============
       $    16,042      $    105,637         $     24,689      $     446,351        $    (17,486)     $    (17,486)
       ===========      ============         ============      =============        ============      ============
           380,632         1,130,467            8,272,083         18,787,386           2,167,290         3,847,758
            37,364           139,510              661,963            990,060              44,231            56,209
          (140,480)       (3,568,847)          (6,537,144)       (21,739,355)         (2,188,840)       (3,605,096)
       -----------      ------------         ------------      -------------        ------------      ------------
           277,516        (2,298,870)           2,396,902         (1,961,909)             22,681           298,871
       ===========      ============         ============      =============        ============      ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1997

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), December 6, 1994 (the Total Return Bond Fund), and January 2, 1997 (the Mid-Cap Fund and the Global Equity Fund).

The Balanced Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The Mid-Cap Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Global Equity Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not

--------------------------------------------------------------------------------

exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Funds' policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund and the Global Equity Fund, foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund and the Global Equity Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund and the Global Equity Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund and the Global Equity Fund utilize forward currency exchange contracts for the purpose of hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values. At December 31, 1997, the International Fund had open forward currency receivables of $4,224. Net unrealized losses of $149 have been recorded on these open forwards at December 31, 1997 for the International Fund.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1997

each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Balanced, Total Return Bond, Low Duration, and Short-Term Investment Funds own investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. The Balanced, Total Return Bond, Low Duration, and Short-Term Investment Funds had restricted securities with an aggregate market value of $5,671,042, $1,519,929, $31,031,809, and
$1,975,375, respectively, representing 5.4%, 8.3%, 15.9%, and 9.0% of the net assets of each Fund, respectively.

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor

--------------------------------------------------------------------------------

has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended December 31, 1997, the Advisor waived the following fees:

                              Equity Income    Mid-Cap    Small Cap    International    Global Equity    Balanced
                                  Fund          Fund        Fund           Fund             Fund           Fund
                              -----------------------------------------------------------------------------------
ANNUAL ADVISORY RATE........    0.75%             0.75%     0.75%          0.75%              0.75%        0.75%
ANNUAL CAP ON EXPENSES......    1.00%             1.00%     1.00%          1.00%              1.00%        1.00%
FEES WAIVED.................      $0           $53,519        $0             $0            $40,997           $0

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................         0.55%              0.46%                0.40%
ANNUAL CAP ON EXPENSES..........................         0.65%              0.58%                0.48%
FEES WAIVED.....................................      $43,509            $49,285              $42,331

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1997 were as follows:

                                          Purchases                                  Sales
                              ----------------------------------       ----------------------------------
Fund                          U.S. Government          Other           U.S. Government          Other
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........              --         $ 16,000,281                  --         $ 25,466,464
MID-CAP FUND...............              --            4,180,042                  --              993,962
SMALL CAP FUND.............              --           54,015,041                  --           24,266,974
INTERNATIONAL FUND.........              --          248,222,918                  --           53,470,483
GLOBAL EQUITY FUND.........              --            2,587,155                  --              639,539
BALANCED FUND..............     $37,918,225           31,572,375         $40,810,028           16,985,983
TOTAL RETURN BOND FUND.....       5,956,237            7,979,140           2,816,449            6,593,598
LOW DURATION FUND..........      43,655,641           57,053,322          33,368,403           51,238,102
SHORT-TERM INVESTMENT
  FUND.....................       5,008,537            7,735,640           2,155,130            8,121,539

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1997

As of December 31, 1997, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                  Net Appreciation       Appreciated        Depreciated
Fund                                               (Depreciation)         Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND............................      $56,377,389          $ 57,435,357       $ (1,057,968)
MID-CAP FUND..................................          252,562               572,301           (319,739)
SMALL CAP FUND................................        3,045,066             6,910,058         (3,864,992)
INTERNATIONAL FUND............................       59,249,551           146,409,101        (87,159,447)
GLOBAL EQUITY FUND............................         (134,100)              425,911           (560,011)
BALANCED FUND.................................        9,605,840            10,156,671           (550,831)
TOTAL RETURN BOND FUND........................          695,812               762,877            (67,065)
LOW DURATION FUND.............................        1,716,633             2,419,775           (703,142)
SHORT-TERM INVESTMENT FUND....................           21,469                78,644            (57,175)

At December 31, 1997, the cost of investments for federal income tax purposes was $139,159,441, $5,434,162, $54,959,435, $993,996,374, $5,345,573,
$95,352,196, $17,503,118, $191,404,220 and $22,124,081 for the Equity Income,
Mid-Cap, Small Cap, International, Global Equity, Balanced Income, Total Return Bond, Low Duration and Short-Term Investment Funds, respectively.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                          Six Months
                                            Ended
                                         December 31,                       Year Ended June 30,
                                             1997          ------------------------------------------------------
                                         (unaudited)        1997        1996        1995        1994        1993
                                         ------------------------------------------------------------------------
Net Asset Value, Beginning of Period...     $21.25         $18.91      $17.24      $15.07      $15.50      $14.51
                                            ------         ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income.............       0.24           0.49        0.45(1)     0.49        0.46        0.44
     Net realized and unrealized gain
       on investments..................       2.76           4.15        2.89        2.48        0.10        1.21
                                            ------         ------      ------      ------      ------      ------
     Total from investment
       operations......................       3.00           4.64        3.34        2.97        0.56        1.65
                                            ------         ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income).........................      (0.25)         (0.48)      (0.57)      (0.44)      (0.46)      (0.43)
     Distributions (from realized
       gains)..........................      (3.25)         (1.82)      (1.10)      (0.36)      (0.53)      (0.23)
                                            ------         ------      ------      ------      ------      ------
     Total distributions...............      (3.50)         (2.30)      (1.67)      (0.80)      (0.99)      (0.66)
                                            ------         ------      ------      ------      ------      ------
Net Asset Value, End of Period.........     $20.75         $21.25      $18.91      $17.24      $15.07      $15.50
                                            ======         ======      ======      ======      ======      ======
Total Return...........................      14.44%++       26.15%      20.04%      20.49%       3.40%      11.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)...     $196.9         $185.9      $182.5      $127.1       $87.2       $86.7
Ratio of expenses to average net
  assets:
     Before expense reimbursement......       0.87%+         0.88%       0.98%       1.02%       1.05%       1.02%
     After expense reimbursement.......       0.87%+         0.88%       0.98%       1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement......       2.02%+         2.49%       2.56%       3.11%       2.85%       2.97%
     After expense reimbursement.......       2.02%+         2.49%       2.56%       3.14%       2.90%       2.99%
Portfolio turnover rate................          8%            44%         24%         50%         36%         25%
Average commission rate per share......    $0.0471         $0.0472        N/A         N/A         N/A         N/A

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
MID-CAP FUND

                                                              Six Months Ended       January 2, 1997*
                                                             December 31, 1997           through
                                                                (unaudited)           June 30, 1997
                                                             ------------------      ----------------
Net Asset Value, Beginning of Period........................       $11.65                 $10.00
                                                                   ------                 ------
  Income from Investment Operations:
     Net investment income..................................         0.06                   0.07
     Net realized and unrealized gain on investments........         1.45                   1.64
                                                                   ------                 ------
     Total from investment operations.......................         1.51                   1.71
                                                                   ------                 ------
  Less Distributions:
     Dividends (from net investment income).................        (0.07)                 (0.06)
     Distributions (from realized gains)....................        (0.32)                    --
                                                                   ------                 ------
     Total distributions....................................        (0.39)                 (0.06)
                                                                   ------                 ------
Net Asset Value, End of Period..............................       $12.77                 $11.65
                                                                   ======                 ======
Total Return................................................        13.07%++               17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................          $5.4                $  2.0
Ratio of expenses to average net assets:
     Before expense reimbursement...........................         3.69%+                 8.26%+
     After expense reimbursement............................         1.00%+                 1.00%+
Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement...........................        (1.37)%+               (5.39)%+
     After expense reimbursement............................         1.32%+                 1.87%+
Portfolio turnover rate.....................................           26%                    23%
Average commission rate per share...........................      $0.0448                $0.0330

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Six Months
                                       Ended                            Year Ended June 30,
                                    December 31,      --------------------------------------------------------
                                        1997             1997        1996        1995        1994        1993
                                    (unaudited)
                                    ------------      --------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................    $ 23.83           $ 21.33     $21.53      $19.53      $19.88      $18.10
                                      -------           -------     ------      ------      ------      ------
  Income from Investment
     Operations:
     Net investment income
       (loss).....................       0.01              0.03       0.05(1)    (0.06)      (0.01)       0.27
     Net realized and unrealized
       gain on investments........       3.50              5.62       2.80        2.84        0.78        3.18
                                      -------           -------     ------      ------      ------      ------
     Total from investment
       operations.................       3.51              5.65       2.85        2.78        0.77        3.45
                                      -------           -------     ------      ------      ------      ------
  Less Distributions:
     Dividends (from net
       investment income).........      (0.05)            (0.09)        --          --       (0.20)      (0.04)
     Distributions (from realized
       gains).....................      (2.37)            (3.06)     (3.05)      (0.78)      (0.92)      (1.63)
                                      -------           -------     ------      ------      ------      ------
     Total distributions..........      (2.42)            (3.15)     (3.05)      (0.78)      (1.12)      (1.67)
                                      -------           -------     ------      ------      ------      ------
Net Asset Value, End of Period....    $ 24.92           $ 23.83     $21.33      $21.53      $19.53      $19.88
                                      =======           =======     ======      ======      ======      ======
Total Return......................      15.04%++          29.74%     14.24%      14.79%       3.77%      19.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions)......................      $60.8             $27.5      $16.5       $20.5       $13.1       $10.8
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement..............       0.96%+            1.30%      1.21%       1.49%       1.65%       1.40%
     After expense
       reimbursement..............       0.96%+            1.00%      1.00%       1.00%       1.00%       1.00%
Ratio of net investment income
  (loss) to average net assets:
     Before expense
       reimbursement..............       0.11%+           (0.20)%     0.03%      (0.82)%     (0.71)%      1.03%
     After expense
       reimbursement..............       0.11%+            0.10%      0.24%      (0.34)%     (0.06)%      1.42%
Portfolio turnover rate...........         56%               88%       119%         81%         44%         20%
Average commission rate per
  share...........................    $0.0496           $0.0460        N/A         N/A         N/A         N/A

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                       Six Months
                                         Ended
                                      December 31,
                                          1997                            Year Ended June 30,
                                      (unaudited)       -------------------------------------------------------
                                      ------------       1997         1996        1995        1994        1993
                                                        -------------------------------------------------------
Net Asset Value, Beginning of
  Period..........................      $  24.17        $ 20.44      $17.70      $16.79      $14.63      $13.97
                                        --------        -------      ------      ------      ------      ------
  Income from Investment
     Operations:
     Net investment income........          0.19           0.59(1)     0.56(1)     0.28        0.26        0.23
     Net realized and unrealized
       gain (loss) on
       investments................         (1.28)          3.78        2.51        1.52        2.19        0.74
                                        --------        -------      ------      ------      ------      ------
     Total from investment
       operations.................         (1.09)          4.37        3.07        1.80        2.45        0.97
                                        --------        -------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net
       investment income).........         (0.41)         (0.48)      (0.14)      (0.44)      (0.14)         --
     Distributions (from realized
       gains).....................            --          (0.16)      (0.19)      (0.45)      (0.15)      (0.31)
                                        --------        -------      ------      ------      ------      ------
     Total distributions..........         (0.41)         (0.64)      (0.33)      (0.89)      (0.29)      (0.31)
                                        --------        -------      ------      ------      ------      ------
Net Asset Value, End of Period....      $  22.67        $ 24.17      $20.44      $17.70      $16.79      $14.63
                                        ========        =======      ======      ======      ======      ======
Total Return......................         (4.41)%++      21.59%      18.61%      11.08%      16.71%       7.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions)......................      $1,039.2        $ 888.5      $331.0       $51.5       $26.0        $6.6
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement..............          0.94%+         1.07%       1.11%       1.39%       1.61%       2.44%
     After expense
       reimbursement..............          0.94%+         1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement..............          1.55%+         2.59%       2.67%       2.45%       2.01%       1.14%
     After expense
       reimbursement..............          1.55%+         2.66%       2.78%       2.83%       2.62%       2.58%
Portfolio turnover rate...........             6%            18%         12%         24%         23%         24%
Average commission rate per
  share...........................       $0.0170        $0.0147         N/A         N/A         N/A         N/A

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

 + Annualized.

++ Not annualized.
                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                                              Six Months
                                                                Ended
                                                             December 31,      January 2, 1997*
                                                                 1997              through
                                                             (Unaudited)        June 30, 1997
                                                             ------------      ----------------
Net Asset Value, Beginning of Period........................    $11.09              $10.00
                                                               -------             -------
  Income from Investment Operations:
     Net investment income..................................      0.08                0.14
     Net realized and unrealized gain (loss) on
      investments...........................................     (0.53)               1.09
                                                               -------             -------
     Total from investment operations.......................     (0.45)               1.23
                                                               -------             -------
  Less Distributions:
     Dividends (from net investment income).................     (0.21)              (0.14)
     Distributions (from realized gains)....................     (0.18)                 --
                                                               -------             -------
     Total distributions....................................     (0.39)              (0.14)
                                                               -------             -------
Net Asset Value, End of Period..............................    $10.25              $11.09
                                                               =======             =======
Total Return................................................     (4.03)%++           12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)........................      $5.3                $3.7
Ratio of expenses to average net assets:
     Before expense reimbursement...........................      2.60%+              4.43%+
     After expense reimbursement............................      1.00%+              1.00%+
Ratio of net investment income to average net assets:
     Before expense reimbursement...........................     (0.20)%+             0.07%+
     After expense reimbursement............................      1.40%+              3.50%+
Portfolio turnover rate.....................................        14%                 18%
Average commission rate per share...........................   $0.0229             $0.0144

 * Commencement of operations.
 + Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED FUND

                                       Six Months
                                         Ended
                                      December 31,                        Year Ended June 30,
                                          1997          -------------------------------------------------------
                                      (unaudited)        1997         1996        1995        1994        1993
                                      -------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................     $ 19.38         $ 18.27      $16.74      $15.71      $16.69      $16.35
                                        -------         -------      ------      ------      ------      ------
  Income from Investment
     Operations:
     Net investment income.........        0.45            0.90(1)     0.94        0.89        0.89        0.77
     Net realized and unrealized
       gain (loss) on
       investments.................        1.03            1.86        1.53        1.53       (0.27)       0.82
                                        -------         -------      ------      ------      ------      ------
     Total from investment
       operations..................        1.48            2.76        2.47        2.42        0.62        1.59
                                        -------         -------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income).....................       (0.46)          (0.99)      (0.92)      (0.80)      (0.94)      (0.74)
     Distributions (from realized
       gains)......................       (1.11)          (0.66)      (0.02)      (0.57)      (0.66)      (0.51)
     Return of capital.............          --              --          --       (0.02)         --          --
                                        -------         -------      ------      ------      ------      ------
     Total distributions...........       (1.57)          (1.65)      (0.94)      (1.39)      (1.60)      (1.25)
                                        -------         -------      ------      ------      ------      ------
Net Asset Value, End of Period.....     $ 19.29         $ 19.38      $18.27      $16.74      $15.71      $16.69
                                        =======         =======      ======      ======      ======      ======
Total Return.......................        7.77%++        15.75%      15.04%      16.40%       3.60%      10.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions).......................       $104.1          $90.2       $70.6       $32.1       $36.0       $30.3
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement...............        0.94%+          0.98%       1.06%       1.19%       1.20%       1.15%
     After expense reimbursement...        0.94%+          0.98%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement...............        4.56%+          4.77%       5.20%       5.44%       5.04%       4.62%
     After expense reimbursement...        4.56%+          4.77%       5.26%       5.63%       5.24%       4.77%
Portfolio turnover rate............          62%            117%         92%         51%         97%        155%
Average commission rate per
  share............................     $0.0423         $0.0392         N/A         N/A         N/A         N/A

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

 + Annualized.

++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                   Six Months
                                                     Ended
                                                  December 31,      Year Ended June 30,       December 6, 1994*
                                                      1997          --------------------           through
                                                  (unaudited)        1997         1996          June 30, 1995
                                                  -------------------------------------------------------------
Net Asset Value, Beginning of Period.............    $13.04         $12.78       $12.94            $12.00
                                                     ------         ------       ------            ------
  Income from Investment Operations:
     Net investment income.......................      0.46           0.99         0.84(1)           0.46
     Net realized and unrealized gain on
       investments...............................      0.36           0.30         0.06              0.94
                                                     ------         ------       ------            ------
     Total from investment operations............      0.82           1.29         0.90              1.40
                                                     ------         ------       ------            ------
  Less Distributions:
     Dividends (from net investment income)......     (0.55)         (0.92)       (0.93)            (0.46)
     Distributions (from realized gains).........        --          (0.11)       (0.13)               --
                                                     ------         ------       ------            ------
     Total distributions.........................     (0.55)         (1.03)       (1.06)            (0.46)
                                                     ------         ------       ------            ------
Net Asset Value, End of Period...................    $13.31         $13.04       $12.78            $12.94
                                                     ======         ======       ======            ======
Total Return.....................................      6.37%++       10.48%        7.05%            11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).............      $18.3        $ 14.3       $ 43.4             $15.3
Ratio of expenses to average net assets:
     Before expense reimbursement................      1.18%+         0.95%        0.98%             2.93%+
     After expense reimbursement.................      0.65%+         0.65%        0.68%             0.80%+
Ratio of net investment income to average net
  assets:
     Before expense reimbursement................      6.59%+         6.78%        6.86%             4.92%+
     After expense reimbursement.................      7.13%+         7.08%        7.16%             7.05%+
Portfolio turnover rate..........................        62%           173%          51%               68%

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+  Annualized.
++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                         Six Months
                                           Ended
                                        December 31,            Year Ended June 30,             May 18, 1993*
                                            1997       --------------------------------------      through
                                        (Unaudited)       1997        1996     1995     1994    June 30, 1993
                                        ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.............................      $10.23        $10.12      $10.15   $ 9.93   $10.00      $10.00
                                           ------        ------      ------   ------   ------      ------
  Income from Investment Operations:
     Net investment income...........        0.34          0.66        0.68     0.75     0.77        0.05
     Net realized and unrealized gain
       on investments................        0.04          0.10        0.06     0.23     0.11        0.00
                                           ------        ------      ------   ------   ------      ------
     Total from investment
       operations....................        0.38          0.76        0.74     0.98     0.88        0.05
                                           ------        ------      ------   ------   ------      ------
  Less Distributions:
     Dividends (from net investment
       income).......................       (0.37)        (0.64)      (0.72)   (0.75)   (0.77)      (0.05)
     Distributions (from realized
       gains)........................       (0.05)        (0.01)      (0.05)   (0.01)   (0.18)      (0.00)
                                           ------        ------      ------   ------   ------      ------
     Total distributions.............       (0.42)        (0.65)      (0.77)   (0.76)   (0.95)      (0.05)
                                           ------        ------      ------   ------   ------      ------
Net Asset Value, End of Period.......      $10.19        $10.23      $10.12   $10.15   $ 9.93      $10.00
                                           ======        ======      ======   ======   ======      ======
Total Return.........................        3.77%++       7.79%       7.47%   10.23%    9.02%       4.36%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions).........................        $194.9      $171.2      $189.2   $123.3    $36.5        $7.6
Ratio of expenses to average net
  assets:
     Before expense reimbursement....        0.63%+        0.66%       0.60%    0.75%    1.10%       4.94%+
     After expense reimbursement.....        0.58%+        0.58%       0.58%    0.58%    0.58%       0.58%+
Ratio of net investment income to
  average net assets:
     Before expense reimbursement....        6.53%+        6.26%       7.07%    7.43%    6.82%       1.93%+
     After expense reimbursement.....        6.59%+        6.34%       7.09%    7.61%    7.34%       6.28%+
Portfolio turnover rate..............          51%          202%         50%      71%     254%         34%

 * Commencement of operations.

 + Annualized.

++ Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                           Six Months
                                             Ended
                                          December 31,          Year Ended June 30,          May 18, 1993*
                                              1997       ---------------------------------      through
                                          (unaudited)     1997     1996     1995     1994    June 30, 1993
                                          ----------------------------------------------------------------
Net Asset Value, Beginning of Period....     $10.15      $10.17   $10.12   $10.21   $10.00      $10.00
                                             ------      ------   ------   ------   ------      ------
  Income from Investment Operations:
     Net investment income..............       0.32        0.58     0.66     0.66     0.53        0.03
     Net realized and unrealized gain
       (loss) on investments............      (0.01)      (0.01)    0.05    (0.09)    0.21          --
                                             ------      ------   ------   ------   ------      ------
     Total from investment operations...       0.31        0.57     0.71     0.57     0.74        0.03
                                             ------      ------   ------   ------   ------      ------
  Less Distributions:
     Dividends (from net investment
       income)..........................      (0.32)      (0.59)   (0.66)   (0.66)   (0.53)      (0.03)
     Return of capital..................         --          --    (0.00)      --       --          --
                                             ------      ------   ------   ------   ------      ------
     Total distributions................      (0.32)      (0.59)   (0.66)   (0.66)   (0.53)      (0.03)
                                             ------      ------   ------   ------   ------      ------
Net Asset Value, End of Period..........     $10.14      $10.15   $10.17   $10.12   $10.21      $10.00
                                             ======      ======   ======   ======   ======      ======
Total Return............................       3.13%++     5.77%    7.23%    5.78%    7.47%       2.30%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)....      $21.9       $21.7    $18.7    $19.8    $10.5       $.003
Ratio of expenses to average net assets:
     Before expense reimbursement.......         85%+      0.96%    0.88%    1.26%    2.06%      57.02%+
     After expense reimbursement........         48%+      0.48%    0.48%    0.48%    0.48%       0.48%+
Ratio of net investment income (loss) to
  average net assets:
     Before expense reimbursement.......       5.93%+      5.34%    6.15%    5.74%    4.16%     (56.99)%+
     After expense reimbursement........       6.29%+      5.82%    6.55%    6.52%    5.74%       2.32%+
Portfolio turnover rate.................         52%        154%      60%      81%     135%          0%

* Commencement of operations.

 + Annualized.

++ Not annualized.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
                                                  SEMI-ANNUAL REPORT

                           HOTCHKIS AND WILEY FUNDS
                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                 ADMINISTRATOR
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                         FOR THE SIX MONTHS ENDED
                            DECEMBER 31, 1997


                       [HOTCHKIS AND WILEY FUNDS LOGO]

                           HOTCHKIS AND WILEY FUNDS

                            EQUITY INCOME FUND
      -------------------------------------------------------------
                               MID-CAP FUND
      -------------------------------------------------------------
                              SMALL CAP FUND
      -------------------------------------------------------------
                            INTERNATIONAL FUND
      -------------------------------------------------------------
                            GLOBAL EQUITY FUND
      -------------------------------------------------------------
                              BALANCED FUND
      -------------------------------------------------------------
                          TOTAL RETURN BOND FUND
      -------------------------------------------------------------
                            LOW DURATION FUND
      -------------------------------------------------------------
                        SHORT-TERM INVESTMENT FUND

--------------------------------------------------------------------------------
    THIS MATERIAL SHOULD BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR